                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09379
                                  ---------------------------------------------

               LSA Variable Series Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      3100 Sanders Road, Northbrook, IL                       60062
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                     John R. Hunter, President
                     3100 Sanders Road, Northbrook, IL 60062
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-865-5237
                                                   ----------------------------

Date of fiscal year end:  12/31/03
                        --------------------------
Date of reporting period: 1/1/03 - 06/30/03
                         -------------------------

ITEM 1 (REPORT TO SHAREHOLDERS): The Semi-Annual Report is attached.

        SEMI
      ANNUAL
        REPORT

EMERGING GROWTH EQUITY FUND
Advised by: RS Investment Management, L.P.

AGGRESSIVE GROWTH FUND
Advised by: Van Kampen Asset Management Inc.

CAPITAL APPRECIATION FUND
Advised by: Janus Capital Management LLC

EQUITY GROWTH FUND
Advised by: Van Kampen

DIVERSIFIED MID-CAP FUND
Advised by: Fidelity Management & Research Company

MID CAP VALUE FUND
Advised by: Van Kampen Asset Management Inc.

CAPITAL GROWTH FUND
Advised by: Goldman Sachs Asset Management, L.P.

BLUE CHIP FUND
Advised by: AIM Capital Management, Inc.

VALUE EQUITY FUND
Advised by: Salomon Brothers Asset Management Inc

BASIC VALUE FUND
Advised by: AIM Capital Management, Inc.

BALANCED FUND
Advised by: OpCap Advisors

JUNE 30, 2003                                       LSA Variable Series Trust

Shares of funds within the LSA Variable Series Trust are not deposits or other obligations of any financial institution, are not guaranteed by any financial institution, are not insured by the FDIC or any agency, and involve investment risks, including the possible loss of the principal amount invested.

This Semi-Annual Report is submitted for the general information of the shareholders of the funds within the LSA Variable Series Trust ("LSA Funds"). It is not authorized for distribution to prospective investors unless proceeded or accompanied by an effective prospectus which contains additional information on how to purchase shares of the LSA Funds, as well as information about management fees and other expenses. An investor should read the prospectus carefully before investing or sending money.

August 6, 2003

Dear Shareholder:

We are pleased to present the LSA Variable Series Trust Semi-Annual Report for the period ending June 30, 2003.

During the past six months, the stock market has clearly started to reverse the negative performance of the past few years. While this is encouraging, it is important to remember that the financial markets will have periods of good and bad performance in the short-term. Your variable insurance contract provides a number of different investment choices. By dividing your money among them, you can help limit the impact that a decline in any single asset class may have on your overall portfolio.

As always, if you have any questions on any of the LSA Funds, just ask your investment professional. Your investment professional knows your individual circumstances best and can help you create a diversified portfolio that is right for your needs.

Sincerely,

/s/ John Hunter

JOHN R. HUNTER
PRESIDENT
LSA Variable Series Trust

EMERGING GROWTH EQUITY FUND
ADVISED BY: RS INVESTMENT MANAGEMENT, L.P.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            COMMON STOCKS - 96.5%
            ADVERTISING - 0.7%
   3,900    Doubleclick, Inc.* ............................................  $   36,075
   1,650    Valueclick, Inc.* .............................................       9,949
                                                                             ----------
                                                                                 46,024
                                                                             ----------
            AEROSPACE & DEFENSE - 0.1%
     400    MTC Technologies, Inc.* .......................................       9,384
                                                                             ----------
            AIRLINES - 1.2%
   2,050    JetBlue Airways Corp.* ........................................      86,694
                                                                             ----------
            APPAREL RETAILERS - 3.1%
   4,950    Pacific Sunwear of California, Inc.* ..........................     119,245
   2,650    Urban Outfitters, Inc.* .......................................      95,135
                                                                             ----------
                                                                                214,380
                                                                             ----------
            BANKING - 1.6%
   1,050    AmeriCredit Corp.* ............................................       8,977
   1,300    Boston Private Financial Holdings, Inc. .......................      27,404
   5,450    Net.B@nk, Inc. ................................................      71,722
                                                                             ----------
                                                                                108,103
                                                                             ----------
            BEVERAGES, FOOD & TOBACCO - 0.7%
   2,950    Peet's Coffee & Tea, Inc.* ....................................      51,507
                                                                             ----------
            CHEMICALS - 0.8%
   2,200    Applied Films Corp.* ..........................................      56,936
                                                                             ----------
            COMMERCIAL SERVICES - 14.4%
     250    Advisory Board Co.* ...........................................      10,130
   2,900    Bright Horizons Family Solutions, Inc.* .......................      97,324
     950    Career Education Corp.* .......................................      64,999
   1,800    Corporate Executive Board Co.* ................................      72,954
   1,600    Digitas, Inc.* ................................................       7,936
   3,400    eResearch Technology, Inc.* ...................................      75,344
   6,400    Exact Sciences Corp.* .........................................      70,144
   1,950    FTI Consulting, Inc.* .........................................      48,691
   1,700    Global Payments, Inc. .........................................      60,350
     350    IMPAC Medical Systems, Inc.* ..................................       7,308
   3,350    Kroll, Inc.* ..................................................      90,651
   1,150    Leapfrog Enterprises, Inc.* ...................................      36,581
   4,200    Navigant Consulting, Inc.* ....................................      49,770
   6,050    Overture Services, Inc.* ......................................     109,686
   1,850    Pharmaceutical Product Development, Inc.* .....................      53,150
   1,500    Regeneration Technologies* ....................................      19,935
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMERCIAL SERVICES (CONTINUED)
   3,500    Telik, Inc.* ..................................................  $   56,245
   1,500    University of Phoenix Online* .................................      76,050
                                                                             ----------
                                                                              1,007,248
                                                                             ----------
            COMMUNICATIONS - 1.3%
   4,500    Centillium Communications, Inc.* ..............................      44,595
     800    Ciena Corp.* ..................................................       4,152
   1,700    Sierra Wireless, Inc.* ........................................      10,506
   3,000    Sonus Networks, Inc.* .........................................      15,090
   1,500    Verisity Ltd.* ................................................      17,910
                                                                             ----------
                                                                                 92,253
                                                                             ----------
            COMPUTER INTEGRATED SYSTEMS DESIGN - 0.2%
   5,150    Ariba, Inc.* ..................................................      15,295
                                                                             ----------
            COMPUTER PROGRAMMING SERVICES - 3.0%
   2,250    Business Objects SA - ADR* ....................................      49,387
   2,950    Cognizant Technology Solutions Corp.* .........................      71,862
   2,300    Documentum, Inc.* .............................................      45,241
   2,100    Kana Software, Inc.* ..........................................       6,363
   3,700    Portal Software* ..............................................       7,400
   3,150    RealNetworks, Inc.* ...........................................      21,357
     600    VeriSign, Inc.* ...............................................       8,298
                                                                             ----------
                                                                                209,908
                                                                             ----------
            COMPUTER RELATED SERVICES - 1.0%
   1,050    Checkfree Corp.* ..............................................      29,232
     300    Espeed, Inc. - Class A* .......................................       5,928
   4,050    Ixia* .........................................................      26,041
     800    WebEx Communications, Inc.* ...................................      11,160
                                                                             ----------
                                                                                 72,361
                                                                             ----------
            COMPUTER SOFTWARE & PROCESSING - 4.0%
   4,050    Agile Software Corp.* .........................................      39,082
   2,600    Anteon International Corp.* ...................................      72,566
   6,850    CNET Networks, Inc.* ..........................................      42,675
   2,550    Ebookers.Com Plc - ADR* .......................................      40,933
   4,850    Pinnacle Systems, Inc.* .......................................      51,895
   1,100    SRA International, Inc. - Class A* ............................      35,200
                                                                             ----------
                                                                                282,351
                                                                             ----------
            COMPUTERS & INFORMATION - 2.8%
   1,400    Emulex Corp.* .................................................      31,878
  10,550    M-Systems Flash Disk Pioneers Ltd.* ...........................     117,421
   2,000    NetScreen Technologies, Inc.* .................................      45,100
                                                                             ----------
                                                                                194,399
                                                                             ----------

   The accompanying notes are an integral part of these financial statements.

EMERGING GROWTH EQUITY FUND
ADVISED BY: RS INVESTMENT MANAGEMENT, L.P.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            DATA PROCESSING AND PREPARATION - 0.6%
     450    Alliance Data Systems Corp.* ..................................  $   10,530
   2,850    WebMD Corp.* ..................................................      30,865
                                                                             ----------
                                                                                 41,395
                                                                             ----------
            ELECTRICAL EQUIPMENT - 1.0%
   2,000    Wilson Greatbatch Technologies, Inc.* .........................      72,200
                                                                             ----------
            ELECTRONICS - 11.5%
   4,550    ASM International NV* .........................................      67,658
   4,350    August Technology Corp.* ......................................      27,622
   2,050    Cree, Inc.* ...................................................      33,374
   3,600    DSP Group, Inc.* ..............................................      77,508
   2,950    Exar Corp.* ...................................................      46,698
     600    Genesis Microchip, Inc.* ......................................       8,124
     900    Genus, Inc.* ..................................................       2,430
   1,750    Integrated Circuit Systems, Inc.* .............................      55,002
   3,650    Integrated Device Technology, Inc.* ...........................      40,332
   2,750    Intersil Holding Corp.* .......................................      73,178
   3,700    Marvell Technology Group Ltd.* ................................     127,169
   2,600    OmniVision Technologies, Inc.* ................................      81,120
   5,150    PLX Technology, Inc.* .........................................      20,291
   1,050    PMC-Sierra, Inc.* .............................................      12,317
   1,950    Power Integrations, Inc.* .....................................      47,424
   1,500    Silicon Laboratories, Inc.* ...................................      39,960
   1,500    Virage Logic Corp.* ...........................................      10,860
   1,600    Zoran Corp.* ..................................................      30,736
                                                                             ----------
                                                                                801,803
                                                                             ----------
            FINANCIAL SERVICES - 0.6%
   6,900    E-LOAN, Inc.* .................................................      40,227
                                                                             ----------
            HEALTH CARE PROVIDERS - 6.6%
   2,850    Accredo Health, Inc.* .........................................      62,130
   1,950    Covance, Inc.* ................................................      35,295
     350    Gen-Probe, Inc.* ..............................................      14,305
   2,350    Inveresk Research Group, Inc.* ................................      42,277
     600    LifePoint Hospitals, Inc.* ....................................      12,564
   1,700    Odyssey Healthcare, Inc.* .....................................      62,900
   3,500    Sunrise Assisted Living, Inc.* ................................      78,330
   5,700    United Surgical Partners International, Inc.* .................     128,763
   1,250    VCA Antech, Inc.* .............................................      24,463
                                                                             ----------
                                                                                461,027
                                                                             ----------
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            HEAVY MACHINERY - 0.7%
     100    FormFactor, Inc.* .............................................  $    1,770
   2,550    Ultratech, Inc.* ..............................................      47,150
                                                                             ----------
                                                                                 48,920
                                                                             ----------
            HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.6%
   2,750    Select Comfort Corp.* .........................................      45,045
                                                                             ----------
            INFORMATION RETRIEVAL SERVICES - 6.3%
   6,300    Ask Jeeves, Inc.* .............................................      86,625
   1,100    Autobytel, Inc.* ..............................................       6,864
   1,850    Avocent Corp.* ................................................      55,371
   1,950    CoStar Group, Inc.* ...........................................      58,227
   2,550    Digital Insight Corp.* ........................................      48,578
   5,600    Infospace, Inc.* ..............................................      75,992
   2,300    LendingTree, Inc.* ............................................      56,304
   2,800    Radware Ltd.* .................................................      47,964
                                                                             ----------
                                                                                435,925
                                                                             ----------
            INSURANCE - 0.6%
   1,150    AMERIGROUP Corp.* .............................................      42,780
                                                                             ----------
            LODGING - 2.1%
     900    Four Seasons Hotels, Inc. .....................................      38,934
   4,150    Station Casinos, Inc.* ........................................     104,788
                                                                             ----------
                                                                                143,722
                                                                             ----------
            MEDIA - BROADCASTING & PUBLISHING - 2.2%
   1,550    COX Radio, Inc. - Class A* ....................................      35,821
   1,900    Entravision Communications Corp. - Class A* ...................      21,565
   1,100    Radio One, Inc. - Class A* ....................................      19,646
   4,100    Radio One, Inc. - Class D* ....................................      72,857
                                                                             ----------
                                                                                149,889
                                                                             ----------
            MEDICAL SUPPLIES - 5.6%
   1,050    Advanced Neuromodulation Systems, Inc.* .......................      54,359
     500    Align Technology, Inc.* .......................................       6,275
   1,900    Biosite Diagnostics, Inc.* ....................................      91,390
   1,400    Inamed Corp.* .................................................      75,166
   1,700    Integra LifeSciences Holdings Corp.* ..........................      44,846
   3,650    LTX Corp.* ....................................................      31,463
     700    Nanometrics, Inc.* ............................................       4,956
   1,700    Osteotech, Inc.* ..............................................      23,103

   The accompanying notes are an integral part of these financial statements.

EMERGING GROWTH EQUITY FUND
ADVISED BY: RS INVESTMENT MANAGEMENT, L.P.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            MEDICAL SUPPLIES (CONTINUED)
   1,150    Photon Dynamics, Inc.* ........................................  $   31,775
   1,600    Rudolph Technologies, Inc.* ...................................      25,536
                                                                             ----------
                                                                                388,869
                                                                             ----------
            METALS - 0.7%
   3,350    Steel Dynamics, Inc.* .........................................      45,895
                                                                             ----------
            PHARMACEUTICALS - 8.9%
     400    Able Laboratories, Inc.* ......................................       7,920
   1,700    Andrx Corp. - Andrx Group* ....................................      33,830
   1,400    Angiotech Pharmaceuticals, Inc.* ..............................      57,036
   4,150    Atherogenics, Inc.* ...........................................      61,960
   4,050    Cima Labs, Inc.* ..............................................     108,905
     900    Impax Laboratories, Inc.* .....................................      10,791
   1,100    Inspire Pharmaceuticals, Inc.* ................................      11,880
   1,550    K-V Pharmaceutical Co. - Class A* .............................      43,090
   1,500    Martek Biosciences Corp.* .....................................      64,410
   1,800    Medicines Co.* ................................................      35,442
     250    MGI Pharma, Inc.* .............................................       6,408
     950    Neurocrine Biosciences, Inc.* .................................      47,443
     450    NPS Pharmaceuticals, Inc.* ....................................      10,953
     100    Penwest Pharmaceuticals Co.* ..................................       2,437
   1,350    Pharmaceutical Resources, Inc.* ...............................      65,691
     650    Priority Healthcare Corp. - Class B* ..........................      12,058
     800    Taro Pharmaceuticals Industries Ltd.* .........................      43,904
                                                                             ----------
                                                                                624,158
                                                                             ----------
            PREPACKAGED SOFTWARE - 6.3%
   4,550    Altiris, Inc.* ................................................      91,228
     350    Barra, Inc.* ..................................................      12,495
   2,100    Concur Technologies, Inc.* ....................................      21,147
   1,900    Magma Design Automation, Inc.* ................................      32,585
     200    Merge Technologies, Inc.* .....................................       2,610
   2,800    Micromuse, Inc.* ..............................................      22,372
   1,300    MicroStrategy, Inc. - Class A* ................................      47,359
   3,950    Packeteer, Inc.* ..............................................      61,502
   3,450    Quest Software, Inc.* .........................................      41,055
   5,850    Retek, Inc.* ..................................................      37,440
   3,000    Verity, Inc.* .................................................      37,980
   3,750    webMethods, Inc.* .............................................      30,488
                                                                             ----------
                                                                                438,261
                                                                             ----------
            RADIO TELEPHONE COMMUNICATIONS - 0.6%
   3,600    Wireless Facilities, Inc.* ....................................      42,840
                                                                             ----------
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------

            RESTAURANTS - 0.1%
     800    Chicago Pizza & Brewery, Inc.* ................................  $    8,000
                                                                             ----------
            RETAILERS - 4.0%
   2,750    Cost Plus, Inc.* ..............................................      98,065
   1,350    Csk Auto Corp.* ...............................................      19,508
     700    Guitar Center, Inc.* ..........................................      20,300
     700    Kenneth Cole Productions, Inc. - Class A* .....................      13,643
   2,400    Kirkland's, Inc.* .............................................      38,760
   1,591    Priceline.com, Inc.* ..........................................      35,622
   1,100    Tractor Supply Co.* ...........................................      52,525
                                                                             ----------
                                                                                278,423
                                                                             ----------
            TELEPHONE SYSTEMS - 1.0%
   1,250    Research In Motion Ltd.* ......................................      27,013
   1,600    West Corp.* ...................................................      42,640
                                                                             ----------
                                                                                 69,653
                                                                             ----------
            TEXTILES, CLOTHING & FABRICS - 0.9%
   1,250    Coach, Inc.* ..................................................      62,175
                                                                             ----------
            TRANSPORTATION - 0.7%
   1,800    Forward Air Corp.* ............................................      45,666
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $5,841,659) ...........................................  $6,733,716
                                                                             ----------
            RIGHTS AND WARRANTS - 0.3%
            TRANSPORTATION - 0.3%
     398    Expedia Inc. - Warrants, Expires 2/04/09                         $   21,707
              (Cost $2,478)* ..............................................
                                                                             ----------

            TOTAL INVESTMENTS - 96.8%
              (Cost $5,844,137) ...........................................   6,755,423
            Other Assets and Liabilities
              (net) - 3.2% ................................................     223,234
                                                                             ----------
            TOTAL NET ASSETS - 100.0% .....................................  $6,978,657
                                                                             ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

AGGRESSIVE GROWTH FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            COMMON STOCKS - 94.2%
            ADVERTISING - 1.2%
   1,270    Getty Images, Inc.* ...........................................  $   52,451
   2,580    Monster Worldwide, Inc.* ......................................      50,903
                                                                             ----------
                                                                                103,354
                                                                             ----------
            APPAREL RETAILERS - 1.1%
   5,170    Gap, Inc. .....................................................      96,989
                                                                             ----------
            AUTOMOTIVE - 1.2%
     610    Magna International, Inc. - Class A ...........................      41,035
     970    PACCAR, Inc. ..................................................      65,533
                                                                             ----------
                                                                                106,568
                                                                             ----------
            BANKING - 2.2%
     630    Golden West Financial Corp. ...................................      50,406
   2,260    New York Community Bancorp, Inc. ..............................      65,743
   1,940    SLM Corp. .....................................................      75,990
                                                                             ----------
                                                                                192,139
                                                                             ----------
            BUILDING MATERIALS - 1.0%
   2,580    Home Depot, Inc. ..............................................      85,450
                                                                             ----------
            COMMERCIAL SERVICES - 4.7%
   1,270    Apollo Group, Inc. - Class A* .................................      78,435
   1,270    Career Education Corp.* .......................................      86,893
   1,900    eBay, Inc.* ...................................................     197,942
   1,970    R. R. Donnelley & Sons Co. ....................................      51,496
                                                                             ----------
                                                                                414,766
                                                                             ----------
            COMMUNICATIONS - 6.3%
   3,880    Comverse Technology, Inc.* ....................................      58,316
   2,580    EchoStar Communications Corp. - Class A* ......................      89,320
   6,460    Juniper Networks* .............................................      79,910
   3,250    McData Corp. - Class A* .......................................      47,677
   5,170    Network Appliance, Inc.* ......................................      83,806
   7,750    Nextel Communications, Inc. - Class A* ........................     140,120
   5,240    Xm Satelite Radio Holdings* ...................................      57,902
                                                                             ----------
                                                                                557,051
                                                                             ----------
            COMPUTER PROGRAMMING SERVICES - 1.4%
   2,560    Documentum, Inc.* .............................................      50,355
   1,900    Mercury Interactive Corp.* ....................................      73,359
                                                                             ----------
                                                                                123,714
                                                                             ----------
            COMPUTER RELATED SERVICES - 2.1%
   1,900    Checkfree Corp.* ..............................................      52,896
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMPUTER RELATED SERVICES (CONTINUED)
   1,940    GTECH Holdings Corp.* .........................................  $   73,041
   2,290    NetFlix.com, Inc.* ............................................      58,510
                                                                             ----------
                                                                                184,447
                                                                             ----------
            COMPUTERS & INFORMATION - 5.4%
   3,880    Foundry Networks, Inc.* .......................................      55,872
     630    International Game Technology* ................................      64,468
     970    Lexmark International, Inc.* ..................................      68,647
   2,570    NetScreen Technologies, Inc.* .................................      57,954
   1,900    Sandisk Corp.* ................................................      76,665
   1,900    Storage Technology Corp.* .....................................      48,906
   5,170    Western Digital Corp.* ........................................      53,251
     630    Zebra Technologies Corp. - Class A* ...........................      47,370
                                                                             ----------
                                                                                473,133
                                                                             ----------
            ELECTRONICS - 4.5%
   3,240    Broadcom Corp. - Class A* .....................................      80,708
   2,560    Marvell Technology Group Ltd.* ................................      87,987
   1,920    Nvidia Corp.* .................................................      44,179
   1,900    OmniVision Technologies, Inc.* ................................      59,280
   1,290    QLogic Corp.* .................................................      62,346
   6,460    Taiwan Semiconductor Manufacturing Co. Ltd. - ADR* ............      65,117
                                                                             ----------
                                                                                399,617
                                                                             ----------
            ENTERTAINMENT & LEISURE - 1.7%
   1,320    Avid Technology, Inc.* ........................................      46,292
   1,940    Brunswick Corp. ...............................................      48,539
   3,230    Hasbro, Inc. ..................................................      56,493
                                                                             ----------
                                                                                151,324
                                                                             ----------
            FINANCIAL SERVICES - 4.9%
   1,270    Capital One Financial Corp. ...................................      62,459
   1,270    Countrywide Financial Corp. ...................................      88,354
   2,580    Janus Capital Group, Inc. .....................................      42,312
     950    Legg Mason, Inc. ..............................................      61,703
   1,940    Lehman Brothers Holdings, Inc. ................................     128,971
   1,290    T. Rowe Price Group, Inc. .....................................      48,698
                                                                             ----------
                                                                                432,497
                                                                             ----------
            HEALTH CARE PROVIDERS - 2.9%
   2,580    AdvancePCS* ...................................................      98,633
   1,270    Anthem, Inc.* .................................................      97,981
   1,290    Coventry Health Care, Inc.* ...................................      59,546
                                                                             ----------
                                                                                256,160
                                                                             ----------

   The accompanying notes are an integral part of these financial statements.

AGGRESSIVE GROWTH FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            HEAVY CONSTRUCTION - 0.4%
     640    Hovnanian Enterprises, Inc. - Class A* ........................  $   37,728
                                                                             ----------
            HEAVY MACHINERY - 2.2%
   1,940    Dover Corp. ...................................................      58,122
   2,580    Lam Research Corp.* ...........................................      46,982
   1,900    Pall Corp. ....................................................      42,750
   1,270    Smith International, Inc.* ....................................      46,660
                                                                             ----------
                                                                                194,514
                                                                             ----------
            HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.1%
     650    Harman International ..........................................      51,441
     650    Ryland Group, Inc. ............................................      45,110
                                                                             ----------
                                                                                 96,551
                                                                             ----------
            HOUSEHOLD PRODUCTS - 0.8%
   9,690    Corning, Inc.* ................................................      71,609
                                                                             ----------
            INDUSTRIAL - DIVERSIFIED - 1.0%
   1,290    Danaher Corp. .................................................      87,785
                                                                             ----------
            INFORMATION RETRIEVAL SERVICES - 1.9%
   1,290    Avocent Corp.* ................................................      38,610
   3,880    Yahoo!, Inc.* .................................................     127,109
                                                                             ----------
                                                                                165,719
                                                                             ----------
            INSURANCE - 3.6%
   1,290    Aetna, Inc. ...................................................      77,658
   1,580    Fidelity National Financial, Inc. .............................      48,601
   1,940    Health Net, Inc.* .............................................      63,923
   1,290    Mid Atlantic Medical Services, Inc.* ..........................      67,467
     650    Wellpoint Health Networks* ....................................      54,795
                                                                             ----------
                                                                                312,444
                                                                             ----------
            MEDIA - BROADCASTING & PUBLISHING - 2.1%
   2,580    Cablevision Systems Corp. - Class A* ..........................      53,561
   3,230    InterActiveCorp* ..............................................     127,811
                                                                             ----------
                                                                                181,372
                                                                             ----------
            MEDICAL SUPPLIES - 7.8%
     650    Allergan, Inc. ................................................      50,115
     650    Bard (C.R.), Inc. .............................................      46,352
   1,280    Becton Dickinson & Co. ........................................      49,728
   1,940    Boston Scientific Corp.* ......................................     118,534
   1,650    Fisher Scientific International* ..............................      57,585
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            MEDICAL SUPPLIES (CONTINUED)
     970    Inamed Corp.* .................................................  $   52,079
   1,900    KLA - Tencor Corp.* ...........................................      88,331
     970    Millipore Corp.* ..............................................      43,039
   1,940    St. Jude Medical, Inc.* .......................................     111,550
   1,290    Varian Medical Systems, Inc.* .................................      74,265
                                                                             ----------
                                                                                691,578
                                                                             ----------
            OIL & GAS - 2.7%
   1,900    BJ Services Co.* ..............................................      70,984
   1,270    Burlington Resources, Inc. ....................................      68,669
   1,290    Patterson-UTI Energy, Inc.* ...................................      41,796
   2,583    XTO Energy, Inc. ..............................................      51,944
                                                                             ----------
                                                                                233,393
                                                                             ----------
            PHARMACEUTICALS - 13.7%
   1,940    Amgen, Inc.* ..................................................     128,894
   1,640    Biovail Corp.* ................................................      77,178
   1,620    Celgene Corp.* ................................................      49,248
   1,290    Genentech, Inc.* ..............................................      93,035
   1,900    Genzyme Corp.* ................................................      79,420
   3,230    Gilead Sciences, Inc.* ........................................     179,523
   1,940    Invitrogen Corp.* .............................................      74,438
   2,580    Ivax Corp.* ...................................................      46,053
     940    Martek Biosciences Corp.* .....................................      40,364
   1,290    Medimmune, Inc.* ..............................................      46,917
   1,290    Pharmaceutical Resources, Inc.* ...............................      62,771
     980    Taro Pharmaceuticals Industries Ltd.* .........................      53,782
   2,580    Teva Pharmaceutical Industries Ltd. - ADR .....................     146,879
   1,910    Watson Pharmaceuticals, Inc.* .................................      77,107
   1,250    Zimmer Holdings, Inc.* ........................................      56,313
                                                                             ----------
                                                                              1,211,922
                                                                             ----------
            PREPACKAGED SOFTWARE - 3.9%
   3,230    Citrix Systems, Inc.* .........................................      65,763
   1,290    Electronic Arts, Inc.* ........................................      95,447
     980    Fair Isaac Corp. ..............................................      50,421
   5,170    Micromuse, Inc.* ..............................................      41,308
   3,230    Veritas Software Corp.* .......................................      92,604
                                                                             ----------
                                                                                345,543
                                                                             ----------
            RADIO TELEPHONE COMMUNICATIONS - 1.4%
   5,170    Amdocs Ltd.* ..................................................     124,080
                                                                             ----------

   The accompanying notes are an integral part of these financial statements.

AGGRESSIVE GROWTH FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            RESTAURANTS - 1.3%
   1,300    CBRL Group, Inc. ..............................................  $   50,518
   1,290    P.F. Chang's China Bistro, Inc.* ..............................      63,481
                                                                             ----------
                                                                                113,999
                                                                             ----------
            RETAILERS - 5.2%
     980    Advanced Auto Parts, Inc.* ....................................      59,682
   4,520    Amazon.com, Inc.* .............................................     164,935
   3,230    Best Buy Co., Inc.* ...........................................     141,862
   5,170    Dollar General Corp. ..........................................      94,404
                                                                             ----------
                                                                                460,883
                                                                             ----------
            TELEPHONE SYSTEMS - 0.7%
   1,270    Adtran Inc.* ..................................................      65,138
                                                                             ----------
            TEXTILES, CLOTHING & FABRICS - 3.8%
   2,260    Coach, Inc.* ..................................................     112,412
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            TEXTILES, CLOTHING & FABRICS (CONTINUED)
   1,940    Liz Claiborne, Inc. ...........................................  $   68,385
   2,580    Reebok International Ltd.* ....................................      86,765
   1,290    Timberland Co.* ...............................................      68,189
                                                                             ----------
                                                                                335,751
                                                                             ----------

            TOTAL INVESTMENTS - 94.2%
              (Cost $7,035,957) ...........................................   8,307,218
            Other Assets and Liabilities (net) - 5.8% .....................     513,433
                                                                             ----------
            TOTAL NET ASSETS - 100.0% .....................................  $8,820,651
                                                                             ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

CAPITAL APPRECIATION FUND
ADVISED BY: JANUS CAPITAL MANAGEMENT LLC
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            COMMON STOCKS - 87.5%
            APPAREL RETAILERS - 1.2%
   1,135    Kohl's Corp.* .................................................  $   58,316
                                                                             ----------
            BANKING - 3.5%
     685    Fannie Mae ....................................................      46,196
   2,865    MBNA Corp. ....................................................      59,707
   1,695    SLM Corp. .....................................................      66,393
                                                                             ----------
                                                                                172,296
                                                                             ----------
            COMMERCIAL SERVICES - 4.9%
   4,375    Cendant Corp.* ................................................      80,150
   1,145    eBay, Inc.* ...................................................     119,286
     875    Weight Watchers International, Inc.* ..........................      39,804
                                                                             ----------
                                                                                239,240
                                                                             ----------
            COMPUTER PROGRAMMING SERVICES - 0.5%
     615    Mercury Interactive Corp.* ....................................      23,745
                                                                             ----------
            COMPUTERS & INFORMATION - 4.3%
   3,295    Cisco Systems, Inc.* ..........................................      54,994
   1,110    International Game Technology* ................................     113,586
     630    Lexmark International, Inc.* ..................................      44,585
                                                                             ----------
                                                                                213,165
                                                                             ----------
            COSMETICS & PERSONAL CARE - 4.8%
     830    Avon Products .................................................      51,626
   2,095    Colgate-Palmolive Co. .........................................     121,405
     375    Estee Lauder Cos., Inc. - Class A .............................      12,574
     585    Procter & Gamble Co. ..........................................      52,170
                                                                             ----------
                                                                                237,775
                                                                             ----------
            ELECTRONICS - 2.7%
   2,260    Maxim Integrated Products .....................................      77,269
   2,075    Xilinx, Inc.* .................................................      52,518
                                                                             ----------
                                                                                129,787
                                                                             ----------
            ENTERTAINMENT & LEISURE - 5.8%
  24,667    Liberty Media Corp. - Class A* ................................     285,151
                                                                             ----------
            FINANCIAL SERVICES - 1.9%
       9    Berkshire Hathaway, Inc. - Class B* ...........................      21,870
   1,710    Citigroup, Inc. ...............................................      73,188
                                                                             ----------
                                                                                 95,058
                                                                             ----------
            HEALTH CARE PROVIDERS - 2.0%
   1,965    UnitedHealth Group, Inc. ......................................      98,741
                                                                             ----------
            HOUSEHOLD PRODUCTS - 0.4%
     655    Tiffany & Co. .................................................      21,405
                                                                             ----------
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            INFORMATION RETRIEVAL SERVICES - 2.6%
   3,900    Yahoo!, Inc.* .................................................  $  127,764
                                                                             ----------
            INSURANCE - 5.8%
   1,625    AFLAC, Inc. ...................................................      49,969
   1,600    Marsh & McLennan Cos., Inc. ...................................      81,712
   1,835    Wellpoint Health Networks* ....................................     154,690
                                                                             ----------
                                                                                286,371
                                                                             ----------
            LODGING - 1.8%
   2,050    Mandalay Resort Group .........................................      65,293
     710    Starwood Hotels & Resorts World ...............................      20,299
                                                                             ----------
                                                                                 85,592
                                                                             ----------
            MEDIA - BROADCASTING & PUBLISHING - 11.4%
   6,025    Clear Channel Communications* .................................     255,400
   7,000    Viacom, Inc. - Class B* .......................................     305,620
                                                                             ----------
                                                                                561,020
                                                                             ----------
            MEDICAL SUPPLIES - 9.2%
   1,935    Alcon, Inc. ...................................................      88,430
   1,705    Biomet, Inc. ..................................................      48,865
   1,160    Boston Scientific Corp.* ......................................      70,876
   5,065    Medtronics, Inc. ..............................................     242,968
                                                                             ----------
                                                                                451,139
                                                                             ----------
            OIL & GAS - 2.3%
   1,195    Anadarko Petroleum Corp. ......................................      53,142
     585    EOG Resources, Inc. ...........................................      24,476
     900    Nabors Industries Ltd.* .......................................      35,595
                                                                             ----------
                                                                                113,213
                                                                             ----------
            PHARMACEUTICALS - 13.5%
   2,760    Amgen, Inc.* ..................................................     183,374
     925    Cardinal Health, Inc. .........................................      59,478
   2,355    Forest Laboratories - Class A* ................................     128,936
   2,005    Genentech, Inc.* ..............................................     144,601
     560    Genzyme Corp.* ................................................      23,408
     555    Johnson & Johnson .............................................      28,694
     815    Novartis AG - ADR .............................................      32,445
   1,095    Teva Pharmaceutical Industries Ltd. - ADR .....................      62,338
                                                                             ----------
                                                                                663,274
                                                                             ----------
            PREPACKAGED SOFTWARE - 3.8%
   3,130    Check Point Software Technologies Ltd.* .......................      61,192

   The accompanying notes are an integral part of these financial statements.

CAPITAL APPRECIATION FUND
ADVISED BY: JANUS CAPITAL MANAGEMENT LLC
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            PREPACKAGED SOFTWARE (CONTINUED)
     905    Electronic Arts, Inc.* ........................................  $   66,961
   2,100    Veritas Software Corp.* .......................................      60,207
                                                                             ----------
                                                                                188,360
                                                                             ----------
            RESTAURANTS - 0.8%
     945    Krispy Kreme Doughnuts, Inc.* .................................      38,915
                                                                             ----------
            RETAILERS - 4.3%
     970    Advanced Auto Parts, Inc.* ....................................      59,073
   2,145    Amazon.com, Inc.* .............................................      78,271
   3,935    Staples, Inc.* ................................................      72,207
                                                                             ----------
                                                                                209,551
                                                                             ----------

            TOTAL INVESTMENTS - 87.5%
              (Cost $3,804,121) ...........................................   4,299,878
            Other Assets and Liabilities
              (net) - 12.5% ...............................................     612,384
                                                                             ----------
            TOTAL NET ASSETS - 100.0% .....................................  $4,912,262
                                                                             ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

EQUITY GROWTH FUND
ADVISED BY: VAN KAMPEN
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMMON STOCKS - 96.2%
         APPAREL RETAILERS - 1.0%
  2,300  Abercrombie & Fitch Co. - Class A* .....  $    65,343
  1,050  Kohl's Corp.* ..........................       53,949
    800  Limited, Inc. ..........................       12,400
                                                   -----------
                                                       131,692
                                                   -----------
         BANKING - 3.5%
  2,750  American Express Co. ...................      114,977
  4,300  Bank of New York Co., Inc. .............      123,625
  1,500  Fifth Third Bancorp ....................       86,010
  2,775  Wells Fargo Co. ........................      139,860
                                                   -----------
                                                       464,472
                                                   -----------
         BEVERAGES, FOOD & TOBACCO - 5.5%
  4,575  Altria Group, Inc. .....................      207,888
  1,400  Anheuser-Busch Cos., Inc. ..............       71,470
  4,775  Coca-Cola Co. ..........................      221,608
  1,500  Kraft Foods, Inc. - Class A ............       48,825
  3,800  Pepsico, Inc. ..........................      169,100
                                                   -----------
                                                       718,891
                                                   -----------
         BUILDING MATERIALS - 2.1%
  5,900  Home Depot, Inc. .......................      195,408
  1,800  Lowe's Cos. ............................       77,310
                                                   -----------
                                                       272,718
                                                   -----------
         COMMERCIAL SERVICES - 1.2%
  1,000  eBay, Inc.* ............................      104,180
  1,200  Weight Watchers International, Inc.* ...       54,588
                                                   -----------
                                                       158,768
                                                   -----------
         COMMUNICATIONS - 1.7%
  2,000  EchoStar Communications Corp. -                69,240
           Class A* .............................
  2,600  Juniper Networks* ......................       32,162
  2,500  Qualcomm, Inc. .........................       89,375
    800  UTStarcom, Inc.* .......................       28,456
                                                   -----------
                                                       219,233
                                                   -----------
         COMPUTER PROGRAMMING SERVICES - 0.1%
    500  Mercury Interactive Corp.* .............       19,305
                                                   -----------
         COMPUTERS & INFORMATION - 6.3%
 19,350  Cisco Systems, Inc.* ...................      322,951
  6,150  Dell Computer Corp.* ...................      196,554
  3,500  EMC Corp.* .............................       36,645
  1,700  Emulex Corp.* ..........................       38,709
  3,500  Hewlett-Packard Co. ....................       74,550
  1,550  International Business Machines               127,875
           Corp. ................................
                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMPUTERS & INFORMATION (CONTINUED)
  1,600  Jabil Circuit, Inc.* ...................  $    35,360
    900  Seagate Technology, Inc.* ..............            0
                                                   -----------
                                                       832,644
                                                   -----------
         COSMETICS & PERSONAL CARE - 3.3%
  1,500  Colgate-Palmolive Co. ..................       86,925
  2,400  Gillette Co. ...........................       76,464
  3,025  Procter & Gamble Co. ...................      269,770
                                                   -----------
                                                       433,159
                                                   -----------
         DATA PROCESSING AND PREPARATION - 1.2%
  1,500  Automatic Data Processing ..............       50,790
  2,425  First Data Corp. .......................      100,492
                                                   -----------
                                                       151,282
                                                   -----------
         ELECTRONICS - 6.1%
  3,100  Altera Corp.* ..........................       50,840
  2,200  Analog Devices, Inc.* ..................       76,604
  1,200  Broadcom Corp. - Class A* ..............       29,892
 16,425  Intel Corp. ............................      341,377
  2,775  Linear Technology Corp. ................       89,383
  2,300  Maxim Integrated Products ..............       78,637
  1,000  Novellus Systems, Inc.* ................       36,621
  5,375  Texas Instruments, Inc. ................       94,600
                                                   -----------
                                                       797,954
                                                   -----------
         FINANCIAL SERVICES - 5.2%
 11,214  Citigroup, Inc. ........................      479,959
    900  Goldman Sachs Group, Inc. ..............       75,375
  1,550  JP Morgan Chase & Co. ..................       52,979
  7,400  Schwab (Charles) Corp. .................       74,666
                                                   -----------
                                                       682,979
                                                   -----------
         HEALTH CARE PROVIDERS - 1.4%
  1,400  Health Management Associates, Inc. -           25,830
           Class A ..............................
  3,200  UnitedHealth Group, Inc. ...............      160,800
                                                   -----------
                                                       186,630
                                                   -----------
         HEAVY MACHINERY - 1.9%
  7,025  Applied Materials, Inc.* ...............      111,417
  1,875  Baker Hughes, Inc. .....................       62,944
  2,010  Smith International, Inc.* .............       73,847
                                                   -----------
                                                       248,208
                                                   -----------
         HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 3.8%
 17,250  General Electric Co. ...................      494,730
                                                   -----------
         HOUSEHOLD PRODUCTS - 0.2%
    900  Tiffany & Co. ..........................       29,412
                                                   -----------
         INDUSTRIAL - DIVERSIFIED - 1.9%
  1,950  3M Co. .................................      251,511
                                                   -----------

   The accompanying notes are an integral part of these financial statements.

EQUITY GROWTH FUND
ADVISED BY: VAN KAMPEN
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMMON STOCKS (CONTINUED)
         INFORMATION RETRIEVAL SERVICES - 0.4%
  1,700  Yahoo!, Inc.* ..........................  $    55,692
                                                   -----------
         INSURANCE - 2.6%
  2,900  AFLAC, Inc. ............................       89,175
  4,550  American International Group ...........      251,069
                                                   -----------
                                                       340,244
                                                   -----------
         MEDIA - BROADCASTING & PUBLISHING - 5.5%
  4,925  Clear Channel Communications* ..........      208,771
  3,750  Comcast Corp. - Class A* ...............      113,175
    700  Gannett Co., Inc. ......................       53,767
  2,425  InterActiveCorp* .......................       95,957
  2,475  Univision Communications, Inc. -               75,240
           Class A* .............................
  3,900  Viacom, Inc. - Class B* ................      170,274
                                                   -----------
                                                       717,184
                                                   -----------
         MEDICAL SUPPLIES - 2.3%
    850  Boston Scientific Corp.* ...............       51,935
  3,825  Medtronics, Inc. .......................      183,485
  1,200  St. Jude Medical, Inc.* ................       69,000
                                                   -----------
                                                       304,420
                                                   -----------
         OIL & GAS - 2.3%
  1,300  BJ Services Co.* .......................       48,568
  7,075  Exxon Mobil Corp. ......................      254,063
                                                   -----------
                                                       302,631
                                                   -----------
         PHARMACEUTICALS - 18.2%
  3,200  Abbott Laboratories ....................      140,032
  1,200  AmerisourceBergen Corp. ................       83,220
  4,685  Amgen, Inc.* ...........................      311,271
  2,200  Bristol-Myers Squibb Co. ...............       59,730
  1,200  Celgene Corp.* .........................       36,480
  1,000  Forest Laboratories - Class A* .........       54,750
  1,450  Gilead Sciences, Inc.* .................       80,591
  6,075  Johnson & Johnson ......................      314,078
  2,275  Lilly (Eli) & Co. ......................      156,907
  3,375  Merck & Co., Inc. ......................      204,356
 21,475  Pfizer, Inc. ...........................      733,371
  4,500  Wyeth ..................................      204,975
                                                   -----------
                                                     2,379,761
                                                   -----------
                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         PREPACKAGED SOFTWARE - 9.3%
  1,200  Adobe Systems, Inc. ....................  $    38,484
 34,900  Microsoft Corp. ........................      893,789
 13,200  Oracle Corp.* ..........................      158,664
  1,100  Peoplesoft, Inc.* ......................       19,349
  1,700  Siebel Systems, Inc.* ..................       16,218
    950  Symantec Corp.* ........................       41,667
  1,750  Veritas Software Corp.* ................       50,173
                                                   -----------
                                                     1,218,344
                                                   -----------
         RESTAURANTS - 0.9%
  2,100  McDonald's Corp. .......................       46,326
  2,300  Yum! Brands, Inc.* .....................       67,988
                                                   -----------
                                                       114,314
                                                   -----------
         RETAILERS - 6.8%
  1,875  Bed Bath & Beyond, Inc.* ...............       72,769
  3,300  Costco Wholesale Corp.* ................      120,780
  2,300  Dollar Tree Stores, Inc.* ..............       72,979
  2,500  Target Corp. ...........................       94,600
  2,400  TJX Cos., Inc. .........................       45,216
  1,900  Walgreen Co. ...........................       57,190
  8,025  Wal-Mart Stores, Inc. ..................      430,702
                                                   -----------
                                                       894,236
                                                   -----------
         TELEPHONE SYSTEMS - 1.5%
  4,100  AT&T Wireless Services, Inc.* ..........       33,661
  4,000  Verizon Communications .................      157,800
                                                   -----------
                                                       191,461
                                                   -----------

         TOTAL INVESTMENTS - 96.2%
           (Cost $12,040,268) ...................   12,611,875
         Other Assets and Liabilities
           (net) - 3.8% .........................      491,470
                                                   -----------
         TOTAL NET ASSETS - 100.0% ..............  $13,103,345
                                                   ===========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            COMMON STOCKS - 95.3%
            ADVERTISING - 1.6%
   1,050    Getty Images, Inc.* ...........................................  $   43,365
     530    Lamar Advertising Co.* ........................................      18,661
     340    Monster Worldwide, Inc.* ......................................       6,708
     670    Omnicom Group .................................................      48,039
                                                                             ----------
                                                                                116,773
                                                                             ----------
            AEROSPACE & DEFENSE - 0.5%
     940    Goodrich (B.F.) Co. ...........................................      19,740
     226    Northrop Grumman Corp. ........................................      19,502
                                                                             ----------
                                                                                 39,242
                                                                             ----------
            AIRLINES - 0.2%
   1,170    Delta Air Lines, Inc. .........................................      17,176
                                                                             ----------
            APPAREL RETAILERS - 1.1%
     440    Aeropostale, Inc.* ............................................       9,451
   1,406    Limited, Inc. .................................................      21,793
     130    Nordstrom, Inc. ...............................................       2,538
     690    Ross Stores, Inc. .............................................      29,491
     740    Too, Inc.* ....................................................      14,985
                                                                             ----------
                                                                                 78,258
                                                                             ----------
            AUTOMOTIVE - 0.8%
     490    American Axle & Manufacturing Holdings, Inc.* .................      11,711
     300    BorgWarner, Inc. ..............................................      19,320
   1,110    Keystone Automotive Industries, Inc.* .........................      20,269
     210    Winnebago Industries, Inc. ....................................       7,959
                                                                             ----------
                                                                                 59,259
                                                                             ----------
            BANKING - 6.2%
   1,000    Bank of Hawaii Corp. ..........................................      33,150
   1,000    Banknorth Group, Inc. .........................................      25,520
     110    City National Corp. ...........................................       4,902
   1,080    Commerce Bancorp, Inc. ........................................      40,068
     240    Greenpoint Financial Corp. ....................................      12,226
   1,660    Huntington Bancshares, Inc. ...................................      32,403
     270    M&T Bank Corp. ................................................      22,739
     105    MBNA Corp. ....................................................       2,188
     580    National Commerce Financial Corp. .............................      12,870
     900    Northern Trust Corp. ..........................................      37,611
     500    Peoples Bank Bridgeport .......................................      14,495
     500    Popular Inc. ..................................................      19,295
     540    SLM Corp. .....................................................      21,152
   1,680    SouthTrust Corp. ..............................................      45,696
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            BANKING (CONTINUED)
   3,340    Sovereign Bancorp, Inc. .......................................  $   52,271
   2,470    Synovus Financial Corp. .......................................      53,105
     710    Valley National Bank ..........................................      18,708
                                                                             ----------
                                                                                448,399
                                                                             ----------
            BEVERAGES, FOOD & TOBACCO - 2.0%
     800    Dean Foods Co.* ...............................................      25,200
     500    J. M. Smucker Co. .............................................      19,945
     190    McCormick & Co., Inc. .........................................       5,168
   1,800    Safeway, Inc.* ................................................      36,828
     680    Tyson Foods, Inc. - Class A ...................................       7,222
   1,130    UST, Inc. .....................................................      39,584
     180    Wrigley (Wm.) Jr. Co. .........................................      10,121
                                                                             ----------
                                                                                144,068
                                                                             ----------
            BUILDING MATERIALS - 0.3%
     560    Fastenal Co. ..................................................      19,006
                                                                             ----------
            CHEMICALS - 2.7%
     360    Avery Dennison Corp. ..........................................      18,072
   1,120    Cytec Industries, Inc.* .......................................      37,856
     690    Ferro Corp. ...................................................      15,546
     570    Georgia Gulf Corp. ............................................      11,286
   1,370    Lyondell Chemical Co. .........................................      18,536
   2,510    Millennium Chemicals, Inc. ....................................      23,870
     900    PolyOne Corp. .................................................       4,005
   1,060    Praxair, Inc. .................................................      63,706
                                                                             ----------
                                                                                192,877
                                                                             ----------
            COAL - 0.2%
     400    Peabody Energy Corp. ..........................................      13,436
                                                                             ----------
            COMMERCIAL SERVICES - 4.8%
     500    Cephalon, Inc.* ...............................................      20,580
   2,400    Concord EFS, Inc.* ............................................      35,328
     400    Corinthian Colleges, Inc.* ....................................      19,428
     800    DeVry, Inc.* ..................................................      18,632
     140    Dun & Bradstreet Corp.* .......................................       5,754
   1,830    Equifax, Inc. .................................................      47,580
     620    Fluor Corp. ...................................................      20,857
      25    Hudson Highland Group, Inc.* ..................................         475
   1,960    IKON Office Solutions, Inc. ...................................      17,444
     680    Labor Ready, Inc.* ............................................       4,876
   1,410    Manpower, Inc. ................................................      52,297
     210    Monro Muffler, Inc.* ..........................................       5,935
     860    National Processing, Inc.* ....................................      13,829
   1,660    Republic Services, Inc.* ......................................      37,632

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES (CONTINUED)
   1,310    Robert Half International, Inc.* ..............................  $   24,811
     710    Tech Data Corp.* ..............................................      18,964
                                                                             ----------
                                                                                344,422
                                                                             ----------
            COMMUNICATIONS - 0.9%
   1,260    American Tower Corp. - Class A* ...............................      11,151
   2,090    Comverse Technology, Inc.* ....................................      31,413
     310    Harris Corp. ..................................................       9,315
     960    Polycom, Inc.* ................................................      13,306
                                                                             ----------
                                                                                 65,185
                                                                             ----------
            COMPUTER INTEGRATED SYSTEMS DESIGN - 1.6%
   1,000    Autodesk, Inc. ................................................      16,160
   1,290    Cadence Design Systems, Inc.* .................................      15,557
     910    Computer Sciences Corp.* ......................................      34,689
     170    Radisys Corp.* ................................................       2,244
     690    Reynolds & Reynolds Co. - Class A .............................      19,706
     440    Synopsys, Inc.* ...............................................      27,214
                                                                             ----------
                                                                                115,570
                                                                             ----------
            COMPUTER RELATED SERVICES - 0.3%
     500    GTECH Holdings Corp.* .........................................      18,825
                                                                             ----------
            COMPUTER SOFTWARE & PROCESSING - 0.1%
     320    Ingram Micro, Inc. - Class A* .................................       3,520
                                                                             ----------
            COMPUTERS & INFORMATION - 2.5%
   1,900    Apple Computer, Inc.* .........................................      36,328
     270    Diebold, Inc. .................................................      11,677
     380    International Game Technology* ................................      38,885
     500    Lexmark International, Inc.* ..................................      35,385
     200    NetScreen Technologies, Inc.* .................................       4,510
     900    Storage Technology Corp.* .....................................      23,166
   2,550    Symbol Technologies, Inc. .....................................      33,175
                                                                             ----------
                                                                                183,126
                                                                             ----------
            CONTAINERS & PACKAGING - 0.5%
   1,930    Owens-Illinois, Inc.* .........................................      26,576
     640    Packaging Corp of America* ....................................      11,795
                                                                             ----------
                                                                                 38,371
                                                                             ----------
            COSMETICS & PERSONAL CARE - 0.1%
      80    Avon Products .................................................       4,976
                                                                             ----------
            DATA PROCESSING AND PREPARATION - 1.0%
     600    Affiliated Computer Services, Inc. - Class A* .................      27,438
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            DATA PROCESSING AND PREPARATION (CONTINUED)
     900    BISYS Group, Inc.* ............................................  $   16,533
     880    Ceridian Corp.* ...............................................      14,934
   1,810    Intercept Group, Inc.* ........................................      15,132
                                                                             ----------
                                                                                 74,037
                                                                             ----------
            ELECTRIC UTILITIES - 6.8%
   1,320    Ameren Corp. ..................................................      58,212
     880    Cinergy Corp. .................................................      32,375
   3,560    Citizens Communications Co.* ..................................      45,888
     270    Dominion Resources, Inc. ......................................      17,353
     690    DTE Energy Co. ................................................      26,662
     350    Entergy Corp. .................................................      18,473
   1,180    FirstEnergy Corp. .............................................      45,371
   1,510    KeySpan Corp. .................................................      53,529
   1,280    NiSource, Inc. ................................................      24,320
   2,000    PG&E Corp.* ...................................................      42,300
   3,200    Reliant Resources, Inc.* ......................................      19,616
     890    SCANA Corp. ...................................................      30,509
   1,500    TXU Corp. .....................................................      33,675
   1,230    Westar Energy, Inc. ...........................................      19,963
     890    Wisconsin Energy Corp. ........................................      25,810
                                                                             ----------
                                                                                494,056
                                                                             ----------
            ELECTRONICS - 3.5%
     380    Amphenol Corp. - Class A* .....................................      17,792
   2,970    Avnet, Inc.* ..................................................      37,660
   1,660    Broadcom Corp. - Class A* .....................................      41,351
     600    Cymer, Inc.* ..................................................      18,936
     890    Fairchild Semiconductor Corp. - Class A* ......................      11,383
     680    Intersil Holding Corp.* .......................................      18,095
     600    Marvell Technology Group Ltd.* ................................      20,622
   1,190    National Semiconductor Corp.* .................................      23,467
     940    Nvidia Corp.* .................................................      21,629
     120    QLogic Corp.* .................................................       5,800
   2,700    Sanmina Corp.* ................................................      17,037
   1,580    Vishay Intertechnology, Inc.* .................................      20,856
                                                                             ----------
                                                                                254,628
                                                                             ----------
            ENTERTAINMENT & LEISURE - 0.4%
     300    Harrah's Entertainment, Inc.* .................................      12,072
     480    SCP Pool Corp.* ...............................................      16,512
                                                                             ----------
                                                                                 28,584
                                                                             ----------

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            FINANCIAL SERVICES - 7.3%
   1,140    Apartment Investment & Management Co. - Class A REIT ..........  $   39,444
     550    Avalonbay Communities, Inc. REIT ..............................      23,452
     480    Bear Stearns Cos., Inc. .......................................      34,762
      17    Berkshire Hathaway, Inc. - Class B* ...........................      41,310
     600    Boston Properties, Inc. REIT ..................................      26,280
     500    CBL & Associates Properties, Inc. REIT ........................      21,500
     500    Countrywide Financial Corp. ...................................      34,785
   1,480    Duke Realty Corp. REIT ........................................      40,774
   1,190    Equity Residential REIT .......................................      30,880
     810    Federated Investors, Inc. - Class B ...........................      22,210
     370    General Growth Properties, Inc. REIT ..........................      23,103
     640    Hospitality Properties Trust REIT .............................      20,000
     420    Lehman Brothers Holdings, Inc. ................................      27,922
     840    Prologis Trust REIT ...........................................      22,932
     770    Public Storage, Inc. REIT .....................................      26,080
     730    Reckson Associates Realty Corp. REIT ..........................      15,228
     180    Simon Property Group, Inc. REIT ...............................       7,025
     320    T. Rowe Price Group, Inc. .....................................      12,080
     610    Vornado Realty Trust REIT .....................................      26,596
   1,180    Waddell & Reed Financial, Inc. - Class A ......................      30,291
                                                                             ----------
                                                                                526,654
                                                                             ----------
            FOOD RETAILERS - 0.3%
     400    Whole Foods Market, Inc.* .....................................      19,012
                                                                             ----------
            FOREST PRODUCTS & PAPER - 1.1%
     510    Bowater, Inc. .................................................      19,099
   2,780    Pactiv Corp.* .................................................      54,794
     170    Temple-Inland, Inc. ...........................................       7,295
                                                                             ----------
                                                                                 81,188
                                                                             ----------
            HEALTH CARE PROVIDERS - 2.8%
     850    Accredo Health, Inc.* .........................................      18,530
     330    Anthem, Inc.* .................................................      25,459
   1,780    Community Health Systems, Inc.* ...............................      34,336
     500    Coventry Health Care, Inc.* ...................................      23,080
     700    Edwards Lifesciences Corp.* ...................................      22,498
   1,340    Health Management Associates, Inc. - Class A ..................      24,723
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            HEALTH CARE PROVIDERS (CONTINUED)
   1,600    Humana Inc.* ..................................................  $   24,160
     810    Universal Health Services - Class B* ..........................      32,092
                                                                             ----------
                                                                                204,878
                                                                             ----------
            HEAVY CONSTRUCTION - 0.7%
     540    Centex Corp. ..................................................      42,007
      80    Lennar Corp. - Class A ........................................       5,720
       8    Lennar Corp. - Class B ........................................         550
                                                                             ----------
                                                                                 48,277
                                                                             ----------
            HEAVY MACHINERY - 3.4%
   1,420    AGCO Corp.* ...................................................      24,254
     380    American Standard Cos.* .......................................      28,093
     370    Baker Hughes, Inc. ............................................      12,421
     670    Grainger (W.W.), Inc. .........................................      31,329
     660    Grant Prideco, Inc.* ..........................................       7,755
     300    Kennametal, Inc. ..............................................      10,152
     360    Lam Research Corp.* ...........................................       6,556
     140    NACCO Industries, Inc. - Class A ..............................       8,252
     240    National-Oilwell, Inc.* .......................................       5,280
   1,030    Parker Hannifin Corp. .........................................      43,250
   1,100    Pentair, Inc. .................................................      42,966
     690    Smith International, Inc.* ....................................      25,351
                                                                             ----------
                                                                                245,659
                                                                             ----------
            HOME CONSTRUCTION, FURNISHINGS &
              APPLIANCES - 2.1%
   1,320    D.R. Horton, Inc. .............................................      37,092
     200    HON Industries, Inc. ..........................................       6,100
     460    KB Home .......................................................      28,511
   1,650    Leggett & Platt, Inc. .........................................      33,825
     350    Ryland Group, Inc. ............................................      24,290
     750    Standard-Pacific Corp. ........................................      24,870
                                                                             ----------
                                                                                154,688
                                                                             ----------
            HOUSEHOLD PRODUCTS - 0.8%
     700    Fortune Brands, Inc. ..........................................      36,540
     670    Snap-On, Inc. .................................................      19,450
                                                                             ----------
                                                                                 55,990
                                                                             ----------
            INDUSTRIAL - DIVERSIFIED - 0.1%
     100    Danaher Corp. .................................................       6,805
                                                                             ----------

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            INFORMATION RETRIEVAL SERVICES - 0.6%
      93    Choicepoint, Inc.* ............................................  $    3,210
   1,190    Yahoo!, Inc.* .................................................      38,984
                                                                             ----------
                                                                                 42,194
                                                                             ----------
            INSURANCE - 6.3%
     400    ACE Ltd. ......................................................      13,716
   1,000    Aetna, Inc. ...................................................      60,200
     160    Allmerica Financial Corp.* ....................................       2,878
     280    AMBAC Financial Group, Inc. ...................................      18,550
     380    Berkley (Wr) Corp. ............................................      20,026
     460    Cincinnati Financial Corp. ....................................      17,061
     837    Fidelity National Financial, Inc. .............................      25,746
     570    Hartford Financial Services Group .............................      28,705
   1,190    HCC Insurance Holdings, Inc. ..................................      35,188
     960    Lincoln National Corp. ........................................      34,205
      70    Markel Corp.* .................................................      17,920
   1,350    MBIA, Inc. ....................................................      65,812
   1,130    Old Republic International Corp. ..............................      38,725
   1,270    Radian Group, Inc. ............................................      46,545
     890    St. Paul Cos. .................................................      32,494
                                                                             ----------
                                                                                457,771
                                                                             ----------
            LODGING - 0.0%
      70    Marriott International, Inc. - Class A ........................       2,689
                                                                             ----------
            MEDIA - BROADCASTING & PUBLISHING - 3.4%
     780    Banta Corp. ...................................................      25,249
     250    Belo (A.H.) Corp. - Series A ..................................       5,590
     260    Cablevision Systems Corp. - Class A* ..........................       5,398
     710    Clear Channel Communications* .................................      30,097
     280    Comcast Corp. - Special Class A* ..............................       8,072
     200    Emmis Communications Corp.* ...................................       4,590
   1,630    Fox Entertainment Group, Inc. - Class A* ......................      46,911
     500    Radio One, Inc. - Class D* ....................................       8,885
     660    Scripps (E.W.) Co. ............................................      58,555
     900    Univision Communications, Inc. - Class A* .....................      27,360
   1,400    Vivendi Universal SA - ADR* ...................................      25,816
                                                                             ----------
                                                                                246,523
                                                                             ----------
            MEDICAL SUPPLIES - 4.7%
     500    Allergan, Inc. ................................................      38,550
     330    Bard (C.R.), Inc. .............................................      23,532
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            MEDICAL SUPPLIES (CONTINUED)
   1,100    Becton Dickinson & Co. ........................................  $   42,735
   1,280    Biomet, Inc. ..................................................      36,685
     370    Dentsply International, Inc. ..................................      15,133
     150    Eaton Corp. ...................................................      11,791
   1,090    KLA - Tencor Corp.* ...........................................      50,674
     350    Millipore Corp.* ..............................................      15,529
     840    St. Jude Medical, Inc.* .......................................      48,300
     800    Steris Corp.* .................................................      18,472
     500    Teradyne, Inc.* ...............................................       8,655
   1,430    Thermo Electron Corp.* ........................................      30,059
                                                                             ----------
                                                                                340,115
                                                                             ----------
            METALS - 2.4%
     920    Alcan, Inc. ...................................................      28,787
     670    Engelhard Corp. ...............................................      16,596
   1,740    Freeport-McMoran Copper & Gold, Inc. - Class B ................      42,630
     980    Goldcorp, Inc. ................................................      11,760
   1,350    Masco Corp. ...................................................      32,197
     400    Nucor Corp. ...................................................      19,540
     500    Phelps Dodge Corp.* ...........................................      19,170
                                                                             ----------
                                                                                170,680
                                                                             ----------
            OIL & GAS - 6.4%
     604    Apache Corp. ..................................................      39,296
     550    BJ Services Co.* ..............................................      20,548
     650    Burlington Resources, Inc. ....................................      35,145
     812    Devon Energy Corp. ............................................      43,361
   1,100    Ensco International, Inc. .....................................      29,590
   1,120    Equitable Resources, Inc. .....................................      45,629
     710    Kinder Morgan, Inc. ...........................................      38,801
     650    Noble Corp.* ..................................................      22,295
     790    Pioneer Natural Resources Co.* ................................      20,619
   1,100    Pride International, Inc.* ....................................      20,702
     500    Rowan Cos., Inc.* .............................................      11,200
   1,670    Suncor Energy, Inc. ...........................................      31,313
     480    Talisman Energy, Inc. .........................................      22,008
     950    Valero Energy Corp. ...........................................      34,514
     820    Weatherford International Ltd.* ...............................      34,358
     740    XTO Energy, Inc. ..............................................      14,881
                                                                             ----------
                                                                                464,260
                                                                             ----------
            PHARMACEUTICALS - 4.4%
     620    AmerisourceBergen Corp. .......................................      42,997
     600    Angiotech Pharmaceuticals, Inc.* ..............................      24,444
     770    Biogen, Inc.* .................................................      29,260

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            PHARMACEUTICALS (CONTINUED)
     500    Biovail Corp.* ................................................  $   23,530
     530    Charles River Laboratories International, Inc.* ...............      17,055
     640    Gilead Sciences, Inc.* ........................................      35,571
     500    Idec Pharmaceuticals Corp.* ...................................      17,000
     140    Invitrogen Corp.* .............................................       5,372
   1,000    Ivax Corp.* ...................................................      17,850
   1,480    McKesson Corp. ................................................      52,895
     560    Medimmune, Inc.* ..............................................      20,367
     400    Shire Pharmaceuticals Plc - ADR* ..............................       7,880
     600    Watson Pharmaceuticals, Inc.* .................................      24,222
                                                                             ----------
                                                                                318,443
                                                                             ----------
            PREPACKAGED SOFTWARE - 2.7%
     720    Activision, Inc.* .............................................       9,302
   1,880    Adobe Systems, Inc. ...........................................      60,292
   2,420    Citrix Systems, Inc.* .........................................      49,271
   2,910    Compuware Corp.* ..............................................      16,791
   1,400    Legato Systems, Inc.* .........................................      11,746
   1,210    Network Associates, Inc.* .....................................      15,343
   1,960    Quest Software, Inc.* .........................................      23,324
     410    Veritas Software Corp.* .......................................      11,755
                                                                             ----------
                                                                                197,824
                                                                             ----------
            REAL ESTATE - 0.3%
     860    Catellus Development Corp.* ...................................      18,920
                                                                             ----------
            RESTAURANTS - 1.0%
     670    Darden Restaurants, Inc. ......................................      12,717
     410    Outback Steakhouse, Inc. ......................................      15,990
     920    Wendy's International, Inc. ...................................      26,652
     460    Yum! Brands, Inc.* ............................................      13,598
                                                                             ----------
                                                                                 68,957
                                                                             ----------
            RETAILERS - 3.4%
     555    Best Buy Co., Inc.* ...........................................      24,376
   1,840    Big Lots, Inc.* ...............................................      27,674
   1,070    Borders Group, Inc.* ..........................................      18,843
   1,160    CVS Corp. .....................................................      32,515
     790    Dollar Tree Stores, Inc.* .....................................      25,067
   2,410    Office Depot, Inc.* ...........................................      34,969
     770    PETCO Animal Supplies, Inc.* ..................................      16,740
   1,690    PETsSMART, Inc.* ..............................................      28,172
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            RETAILERS (CONTINUED)
   4,700    Rite Aid Corp.* ...............................................  $   20,915
   1,440    Saks, Inc.* ...................................................      13,968
                                                                             ----------
                                                                                243,239
                                                                             ----------
            TELEPHONE SYSTEMS - 1.2%
     890    CenturyTel, Inc. ..............................................      31,017
   5,360    Qwest Communications International* ...........................      25,621
   4,800    Sprint Corp. (PCS Group)* .....................................      27,600
                                                                             ----------
                                                                                 84,238
                                                                             ----------
            TEXTILES, CLOTHING & FABRICS - 0.2%
     230    Mohawk Industries, Inc.* ......................................      12,772
                                                                             ----------
            TRANSPORTATION - 1.5%
     320    Canadian National Railway Co. .................................      15,443
     630    CSX Corp. .....................................................      18,957
   1,130    Fleetwood Enterprises, Inc.* ..................................       8,362
   1,800    Norfolk Southern Corp. ........................................      34,560
     720    Sabre Holdings Corp. ..........................................      17,748
     500    United Defense Industries, Inc.* ..............................      12,970
                                                                             ----------
                                                                                108,040
                                                                             ----------
            WATER COMPANIES - 0.1%
     135    Philadelphia Suburban Corp. ...................................       3,291
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $6,667,751) ...........................................  $6,876,901
                                                                             ----------
            MUTUAL FUNDS - 3.8%
            FINANCIAL SERVICES - 3.8%
   4,900    iShares Russell Midcap Index Fund                                $  272,489
              (Cost $277,574) .............................................
                                                                             ----------

            TOTAL INVESTMENTS - 99.1%
              (Cost $6,945,325) ...........................................   7,149,390
            Other Assets and Liabilities
              (net) - 0.9% ................................................      68,064
                                                                             ----------
            TOTAL NET ASSETS - 100.0% .....................................  $7,217,454
                                                                             ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         REIT - Real Estate Investment Trust
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

MID CAP VALUE FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            COMMON STOCKS - 97.8%
            ADVERTISING - 2.0%
  24,450    Interpublic Group Cos., Inc. ..................................  $   327,141
                                                                             -----------
            AEROSPACE & DEFENSE - 2.8%
  22,520    Goodrich (B.F.) Co. ...........................................      472,920
                                                                             -----------
            BANKING - 5.4%
   9,990    Compass Bancshares, Inc. ......................................      348,951
  35,220    Sovereign Bancorp, Inc. .......................................      551,193
                                                                             -----------
                                                                                 900,144
                                                                             -----------
            BEVERAGES, FOOD & TOBACCO - 1.7%
  14,300    Pepsi Bottling Group, Inc. ....................................      286,286
                                                                             -----------
            CHEMICALS - 2.2%
  36,940    Hercules, Inc.* ...............................................      365,706
                                                                             -----------
            COMMERCIAL SERVICES - 12.2%
  66,000    Bearingpoint, Inc.* ...........................................      636,900
  15,140    Equifax, Inc. .................................................      393,640
   9,230    Manpower, Inc. ................................................      342,341
  31,080    Monsanto Co. ..................................................      672,571
                                                                             -----------
                                                                               2,045,452
                                                                             -----------
            COMPUTER INTEGRATED SYSTEMS DESIGN - 2.9%
  40,590    Cadence Design Systems, Inc.* .................................      489,515
                                                                             -----------
            DATA PROCESSING AND PREPARATION - 4.3%
  17,210    BISYS Group, Inc.* ............................................      316,148
  22,390    IMS Health, Inc. ..............................................      402,796
                                                                             -----------
                                                                                 718,944
                                                                             -----------
            ELECTRIC UTILITIES - 6.6%
  11,730    Entergy Corp. .................................................      619,109
  11,500    PPL Corp. .....................................................      494,500
                                                                             -----------
                                                                               1,113,609
                                                                             -----------
            ELECTRONICS - 3.4%
  87,610    Advanced Micro Devices* .......................................      561,580
                                                                             -----------
            FINANCIAL SERVICES - 2.5%
  12,380    Edwards (A.G.), Inc. ..........................................      423,396
                                                                             -----------
            FOREST PRODUCTS & PAPER - 2.1%
   8,170    Temple-Inland, Inc. ...........................................      350,575
                                                                             -----------
            INSURANCE - 12.4%
  18,550    ACE Ltd. ......................................................      636,079
  23,520    AON Corp. .....................................................      566,362
   6,190    Arthur J. Gallagher & Co. .....................................      168,368
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            INSURANCE (CONTINUED)
   7,800    Chubb Corp. ...................................................  $   468,000
  18,340    Ohio Casualty Corp.* ..........................................      241,721
                                                                             -----------
                                                                               2,080,530
                                                                             -----------
            LODGING - 2.7%
  15,640    Starwood Hotels & Resorts World ...............................      447,148
                                                                             -----------
            MEDIA - BROADCASTING & PUBLISHING - 5.6%
   3,580    Dow Jones & Co., Inc. .........................................      154,047
  24,840    Reuters Group Plc - ADR .......................................      436,687
  11,400    Scholastic Corp.* .............................................      339,492
                                                                             -----------
                                                                                 930,226
                                                                             -----------
            MEDICAL SUPPLIES - 2.7%
  12,180    Bausch & Lomb, Inc. ...........................................      456,750
                                                                             -----------
            METALS - 2.7%
  13,870    Hubbell, Inc. - Class B .......................................      459,097
                                                                             -----------
            OIL & GAS - 10.0%
  15,300    GlobalSantaFe Corp. ...........................................      357,102
  16,420    Newfield Exploration Co.* .....................................      616,571
  18,630    Transocean Sedco Forex, Inc.* .................................      409,301
   7,820    Valero Energy Corp. ...........................................      284,101
                                                                             -----------
                                                                               1,667,075
                                                                             -----------
            PHARMACEUTICALS - 6.9%
  29,170    Ivax Corp.* ...................................................      520,684
  15,610    Watson Pharmaceuticals, Inc.* .................................      630,176
                                                                             -----------
                                                                               1,150,860
                                                                             -----------
            RETAILERS - 3.9%
   9,750    Borders Group, Inc.* ..........................................      171,698
  12,050    Zale Corp.* ...................................................      482,000
                                                                             -----------
                                                                                 653,698
                                                                             -----------
            TRANSPORTATION - 2.8%
  18,880    Sabre Holdings Corp. ..........................................      465,392
                                                                             -----------

            TOTAL INVESTMENTS - 97.8%
              (Cost $14,655,664) ..........................................   16,366,044
            Other Assets and Liabilities
              (net) - 2.2% ................................................      374,923
                                                                             -----------
            TOTAL NET ASSETS - 100.0% .....................................  $16,740,967
                                                                             ===========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

CAPITAL GROWTH FUND
ADVISED BY: GOLDMAN SACHS ASSET MANAGEMENT, L.P.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                    VALUE
SHARES                                             (NOTE 1)
------                                             --------
        COMMON STOCKS - 94.5%
        ADVERTISING - 0.3%
  800   Lamar Advertising Co.* .................  $   28,168
                                                  ----------
        AEROSPACE & DEFENSE - 0.4%
  500   Lockheed Martin Corp. ..................      23,785
  400   Raytheon Co. ...........................      13,136
                                                  ----------
                                                      36,921
                                                  ----------
        BANKING - 7.7%
2,000   Bank of America Corp. ..................     158,060
  800   Bank of New York Co., Inc. .............      23,000
3,500   Fannie Mae .............................     236,040
6,050   MBNA Corp. .............................     126,082
  600   SLM Corp. ..............................      23,502
2,200   State Street Corp. .....................      86,680
2,200   Wells Fargo Co. ........................     110,880
                                                  ----------
                                                     764,244
                                                  ----------
        BEVERAGES, FOOD & TOBACCO - 5.4%
3,200   Coca-Cola Co. ..........................     148,512
5,760   Pepsico, Inc. ..........................     256,320
2,400   Wrigley (Wm.) Jr. Co. ..................     134,952
                                                  ----------
                                                     539,784
                                                  ----------
        BUILDING MATERIALS - 0.4%
1,000   Lowe's Cos. ............................      42,950
                                                  ----------
        CHEMICALS - 0.9%
2,200   Du Pont (E.I.) de Nemours ..............      91,608
                                                  ----------
        COMMERCIAL SERVICES - 2.6%
9,300   Cendant Corp.* .........................     170,376
  400   Moody's Corp. ..........................      21,084
  700   Paychex, Inc. ..........................      20,517
1,100   Valassis Communications, Inc.* .........      28,292
  600   Waste Management, Inc. .................      14,454
                                                  ----------
                                                     254,723
                                                  ----------
        COMMUNICATIONS - 2.6%
5,700   Crown Castle International Corp.* ......      44,289
3,100   EchoStar Communications Corp. -              107,322
          Class A* .............................
2,840   Qualcomm, Inc. .........................     101,530
                                                  ----------
                                                     253,141
                                                  ----------
        COMPUTERS & INFORMATION - 6.1%
12,500  Cisco Systems, Inc.* ...................     208,625
5,900   Dell Computer Corp.* ...................     188,564
                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        COMPUTERS & INFORMATION (CONTINUED)
8,800   EMC Corp.* .............................  $   92,136
1,400   International Business Machines              115,500
          Corp. ................................
                                                  ----------
                                                     604,825
                                                  ----------
        COSMETICS & PERSONAL CARE - 4.1%
1,400   Avon Products ..........................      87,080
2,100   Colgate-Palmolive Co. ..................     121,695
1,900   Gillette Co. ...........................      60,534
1,500   Procter & Gamble Co. ...................     133,770
                                                  ----------
                                                     403,079
                                                  ----------
        DATA PROCESSING AND PREPARATION - 2.3%
  600   Automatic Data Processing ..............      20,316
4,900   First Data Corp. .......................     203,056
                                                  ----------
                                                     223,372
                                                  ----------
        ELECTRONICS - 4.2%
1,600   Energizer Holdings, Inc.* ..............      50,240
11,200  Intel Corp. ............................     232,781
5,300   Texas Instruments, Inc. ................      93,280
1,400   Xilinx, Inc.* ..........................      35,434
                                                  ----------
                                                     411,735
                                                  ----------
        ENTERTAINMENT & LEISURE - 1.5%
  500   Harrah's Entertainment, Inc.* ..........      20,120
8,700   Liberty Media Corp. - Class A* .........     100,572
2,200   Metro-Goldwyn-Mayer, Inc.* .............      27,324
                                                  ----------
                                                     148,016
                                                  ----------
        FINANCIAL SERVICES - 5.7%
5,600   Citigroup, Inc. ........................     239,680
3,900   Freddie Mac ............................     198,003
  700   Merrill Lynch & Co. ....................      32,676
  800   Morgan Stanley .........................      34,200
6,550   Schwab (Charles) Corp. .................      66,089
                                                  ----------
                                                     570,648
                                                  ----------
        FOREST PRODUCTS & PAPER - 1.0%
1,600   International Paper Co. ................      57,168
  800   Weyerhaeuser Co. .......................      43,200
                                                  ----------
                                                     100,368
                                                  ----------
        HEAVY MACHINERY - 0.2%
  300   United Technologies Corp. ..............      21,249
                                                  ----------

   The accompanying notes are an integral part of these financial statements.

CAPITAL GROWTH FUND
ADVISED BY: GOLDMAN SACHS ASSET MANAGEMENT, L.P.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        COMMON STOCKS (CONTINUED)
        HOME CONSTRUCTION, FURNISHINGS &
          APPLIANCES - 2.9%
10,100  General Electric Co. ...................  $  289,668
                                                  ----------
        INDUSTRIAL - DIVERSIFIED - 1.0%
  800   3M Co. .................................     103,184
                                                  ----------
        INFORMATION RETRIEVAL SERVICES - 1.7%
10,450  AOL Time Warner, Inc.* .................     168,140
                                                  ----------
        INSURANCE - 3.0%
2,100   AMBAC Financial Group, Inc. ............     139,125
2,900   American International Group ...........     160,022
                                                  ----------
                                                     299,147
                                                  ----------
        LODGING - 1.6%
2,900   Marriott International, Inc. -               111,418
          Class A ..............................
1,800   Starwood Hotels & Resorts World ........      51,462
                                                  ----------
                                                     162,880
                                                  ----------
        MEDIA - BROADCASTING & PUBLISHING - 7.4%
2,862   Cablevision Systems Corp. -                   59,415
          Class A* .............................
3,276   Clear Channel Communications* ..........     138,870
  800   Cox Communications, Inc. - Class A* ....      25,520
  600   Gannett Co., Inc. ......................      46,086
  200   Mcgraw-Hill Cos., Inc. .................      12,400
1,500   New York Times Co. - Class A ...........      68,250
3,500   Univision Communications, Inc. -             106,400
          Class A* .............................
6,436   Viacom, Inc. - Class B* ................     280,996
                                                  ----------
                                                     737,937
                                                  ----------
        OIL & GAS - 5.4%
  600   Anadarko Petroleum Corp. ...............      26,682
  420   Apache Corp. ...........................      27,325
1,585   ChevronTexaco Corp. ....................     114,437
9,520   Exxon Mobil Corp. ......................     341,863
  600   Schlumberger Ltd. ......................      28,542
                                                  ----------
                                                     538,849
                                                  ----------
        PHARMACEUTICALS - 12.6%
1,400   Amgen, Inc.* ...........................      93,016
2,900   Bristol-Myers Squibb Co. ...............      78,735
4,300   Johnson & Johnson ......................     222,310
                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        PHARMACEUTICALS (CONTINUED)
2,700   Lilly (Eli) & Co. ......................  $  186,219
1,600   Merck & Co., Inc. ......................      96,880
10,525  Pfizer, Inc. ...........................     359,429
2,500   Schering-Plough Corp. ..................      46,500
3,600   Wyeth ..................................     163,980
                                                  ----------
                                                   1,247,069
                                                  ----------
        PREPACKAGED SOFTWARE - 6.0%
1,900   Intuit, Inc.* ..........................      84,607
18,500  Microsoft Corp. ........................     473,785
3,500   Oracle Corp.* ..........................      42,070
                                                  ----------
                                                     600,462
                                                  ----------
        RETAILERS - 4.8%
1,000   Dollar Tree Stores, Inc.* ..............      31,730
1,300   Family Dollar Stores ...................      49,595
1,100   Walgreen Co. ...........................      33,110
6,800   Wal-Mart Stores, Inc. ..................     364,956
                                                  ----------
                                                     479,391
                                                  ----------
        TELEPHONE SYSTEMS - 1.8%
3,500   SBC Communications, Inc. ...............      89,425
2,164   Verizon Communications .................      85,370
                                                  ----------
                                                     174,795
                                                  ----------
        TRANSPORTATION - 0.9%
3,700   Sabre Holdings Corp. ...................      91,205
                                                  ----------
        TOTAL COMMON STOCKS
          (Cost $10,502,303) ...................  $9,387,558
                                                  ----------
        MUTUAL FUNDS - 4.4%
        FINANCIAL SERVICES - 4.4%
4,500   S&P 500 Depositary Receipt                $  439,335
          (Cost $436,102) ......................
                                                  ----------

        TOTAL INVESTMENTS - 98.9%
          (Cost $10,938,405) ...................   9,826,893
        Other Assets and Liabilities
          (net) - 1.1% .........................     106,237
                                                  ----------
        TOTAL NET ASSETS - 100.0% ..............  $9,933,130
                                                  ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

BLUE CHIP FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            COMMON STOCKS - 97.9%
            ADVERTISING - 1.2%
   1,100    Omnicom Group .................................................  $   78,870
                                                                             ----------
            AEROSPACE & DEFENSE - 0.8%
   1,150    Lockheed Martin Corp. .........................................      54,705
                                                                             ----------
            APPAREL RETAILERS - 1.2%
   2,400    Gap, Inc. .....................................................      45,024
     750    Kohl's Corp.* .................................................      38,535
                                                                             ----------
                                                                                 83,559
                                                                             ----------
            AUTOMOTIVE - 0.2%
     350    Harley-Davidson, Inc. .........................................      13,951
                                                                             ----------
            BANKING - 9.1%
   2,300    American Express Co. ..........................................      96,163
   1,950    Bank of America Corp. .........................................     154,108
   1,800    Fannie Mae ....................................................     121,392
   1,300    Fifth Third Bancorp ...........................................      74,542
   1,650    SLM Corp. .....................................................      64,630
   2,100    Wells Fargo Co. ...............................................     105,840
                                                                             ----------
                                                                                616,675
                                                                             ----------
            BEVERAGES, FOOD & TOBACCO - 3.4%
   1,100    Anheuser-Busch Cos., Inc. .....................................      56,155
   1,100    Coca-Cola Co. .................................................      51,051
   1,250    Pepsico, Inc. .................................................      55,625
   2,400    Sysco Corp. ...................................................      72,096
                                                                             ----------
                                                                                234,927
                                                                             ----------
            BUILDING MATERIALS - 1.7%
   3,600    Home Depot, Inc. ..............................................     119,232
                                                                             ----------
            CHEMICALS - 0.9%
     900    Air Products & Chemicals, Inc. ................................      37,440
     500    Du Pont (E.I.) de Nemours .....................................      20,820
                                                                             ----------
                                                                                 58,260
                                                                             ----------
            COMMERCIAL SERVICES - 1.4%
     700    Apollo Group, Inc. - Class A* .................................      43,232
     350    eBay, Inc.* ...................................................      36,463
     400    H&R Block, Inc. ...............................................      17,300
                                                                             ----------
                                                                                 96,995
                                                                             ----------
            COMMUNICATIONS - 0.4%
   1,600    Nokia Oyj - ADR ...............................................      26,288
                                                                             ----------
            COMPUTERS & INFORMATION - 5.8%
   9,700    Cisco Systems, Inc.* ..........................................     161,893
   3,700    Dell Computer Corp.* ..........................................     118,252
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMPUTERS & INFORMATION (CONTINUED)
   1,450    Hewlett-Packard Co. ...........................................  $   30,885
   1,050    International Business Machines Corp. .........................      86,625
                                                                             ----------
                                                                                397,655
                                                                             ----------
            COSMETICS & PERSONAL CARE - 3.1%
   1,300    Colgate-Palmolive Co. .........................................      75,335
   1,550    Procter & Gamble Co. ..........................................     138,229
                                                                             ----------
                                                                                213,564
                                                                             ----------
            DATA PROCESSING AND PREPARATION - 2.1%
   2,200    First Data Corp. ..............................................      91,168
   1,500    Fiserv, Inc.* .................................................      53,415
                                                                             ----------
                                                                                144,583
                                                                             ----------
            ELECTRIC UTILITIES - 1.7%
     550    Dominion Resources, Inc. ......................................      35,348
     600    FPL Group, Inc. ...............................................      40,110
   1,300    Southern Co. ..................................................      40,508
                                                                             ----------
                                                                                115,966
                                                                             ----------
            ELECTRONICS - 4.8%
   1,900    Analog Devices, Inc.* .........................................      66,158
   3,900    Intel Corp. ...................................................      81,058
   1,600    Linear Technology Corp. .......................................      51,536
     900    Maxim Integrated Products .....................................      30,771
   1,300    Novellus Systems, Inc.* .......................................      47,607
   2,000    Xilinx, Inc.* .................................................      50,620
                                                                             ----------
                                                                                327,750
                                                                             ----------
            FINANCIAL SERVICES - 9.0%
   5,700    Citigroup, Inc. ...............................................     243,960
   1,200    Goldman Sachs Group, Inc. .....................................     100,500
   2,700    JP Morgan Chase & Co. .........................................      92,286
   1,900    Merrill Lynch & Co. ...........................................      88,692
   2,000    Morgan Stanley ................................................      85,500
                                                                             ----------
                                                                                610,938
                                                                             ----------
            HEALTH CARE PROVIDERS - 1.9%
   1,150    HCA - The Healthcare Co. ......................................      36,846
   1,900    UnitedHealth Group, Inc. ......................................      95,475
                                                                             ----------
                                                                                132,321
                                                                             ----------
            HEAVY MACHINERY - 2.4%
   4,700    Applied Materials, Inc.* ......................................      74,542
   1,250    United Technologies Corp. .....................................      88,538
                                                                             ----------
                                                                                163,080
                                                                             ----------

   The accompanying notes are an integral part of these financial statements.

BLUE CHIP FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            HOME CONSTRUCTION, FURNISHINGS &
              APPLIANCES - 3.1%
   7,350    General Electric Co. ..........................................  $  210,798
                                                                             ----------
            INSURANCE - 2.1%
   1,750    American International Group ..................................      96,565
   1,400    Prudential Financial, Inc. ....................................      47,110
                                                                             ----------
                                                                                143,675
                                                                             ----------
            MEDIA - BROADCASTING & PUBLISHING - 2.8%
   1,500    Clear Channel Communications* .................................      63,585
   2,850    Viacom, Inc. - Class B* .......................................     124,431
                                                                             ----------
                                                                                188,016
                                                                             ----------
            MEDICAL SUPPLIES - 6.0%
     950    Allergan, Inc. ................................................      73,245
   1,400    Boston Scientific Corp.* ......................................      85,540
   1,050    KLA - Tencor Corp.* ...........................................      48,815
   2,300    Medtronics, Inc. ..............................................     110,331
   1,600    Microchip Technology, Inc. ....................................      39,408
     850    St. Jude Medical, Inc.* .......................................      48,875
                                                                             ----------
                                                                                406,214
                                                                             ----------
            METALS - 0.5%
   1,400    Alcoa, Inc. ...................................................      35,700
                                                                             ----------
            OIL & GAS - 5.1%
   1,300    Ensco International, Inc. .....................................      34,970
   5,650    Exxon Mobil Corp. .............................................     202,892
   1,100    Nabors Industries Ltd.* .......................................      43,505
   1,400    Schlumberger Ltd. .............................................      66,598
                                                                             ----------
                                                                                347,965
                                                                             ----------
            PHARMACEUTICALS - 12.3%
   2,200    Amgen, Inc.* ..................................................     146,168
     700    Cardinal Health, Inc. .........................................      45,010
   1,300    Forest Laboratories - Class A* ................................      71,175
   3,000    Johnson & Johnson .............................................     155,100
   7,300    Pfizer, Inc. ..................................................     249,295
   2,200    Wyeth .........................................................     100,210
   1,600    Zimmer Holdings, Inc.* ........................................      72,080
                                                                             ----------
                                                                                839,038
                                                                             ----------
            PREPACKAGED SOFTWARE - 5.8%
   9,400    Microsoft Corp. ...............................................     240,734
   7,100    Oracle Corp.* .................................................      85,342
   2,400    Veritas Software Corp.* .......................................      68,808
                                                                             ----------
                                                                                394,884
                                                                             ----------
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            RADIO TELEPHONE COMMUNICATIONS - 0.7%
   2,400    Vodafone Group Plc - ADR ......................................  $   47,160
                                                                             ----------
            RETAILERS - 5.6%
   1,950    Bed Bath & Beyond, Inc.* ......................................      75,680
   1,800    Staples, Inc.* ................................................      33,030
   1,500    Target Corp. ..................................................      56,760
   4,000    Wal-Mart Stores, Inc. .........................................     214,680
                                                                             ----------
                                                                                380,150
                                                                             ----------
            TELEPHONE SYSTEMS - 1.1%
     800    Bellsouth Corp. ...............................................      21,304
   2,000    SBC Communications, Inc. ......................................      51,100
                                                                             ----------
                                                                                 72,404
                                                                             ----------
            TEXTILES, CLOTHING & FABRICS - 0.5%
     600    NIKE, Inc. - Class B ..........................................      32,094
                                                                             ----------
            TRANSPORTATION - 1.2%
     900    Canadian National Railway Co. .................................      43,434
   1,200    Carnival Corp. ................................................      39,012
                                                                             ----------
                                                                                 82,446
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $6,580,993) ...........................................  $6,669,863
                                                                             ----------

  PAR
 VALUE
 -----

            SHORT TERM INSTRUMENTS - 0.7%
            U.S. GOVERNMENT - 0.7%
            U.S. Treasury Bill, 0.805%, due 09/18/03
  50,000      (Cost $49,912) ..............................................  $   49,912
                                                                             ----------

            TOTAL INVESTMENTS - 98.6%
              (Cost $6,630,905) ...........................................   6,719,775
            Other Assets and Liabilities
              (net) - 1.4% ................................................      94,402
                                                                             ----------
            TOTAL NET ASSETS - 100.0% .....................................  $6,814,177
                                                                             ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

VALUE EQUITY FUND
ADVISED BY: SALOMON BROTHERS ASSET MANAGEMENT INC
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMMON STOCKS - 92.7%
         AEROSPACE & DEFENSE - 1.4%
  7,100  Honeywell International, Inc. ..........  $   190,635
                                                   -----------
         APPAREL RETAILERS - 0.5%
  3,700  Gap, Inc. ..............................       69,412
                                                   -----------
         BANKING - 11.5%
  3,800  American Express Co. ...................      158,878
  2,200  Bank of America Corp. ..................      173,866
  7,200  Bank of New York Co., Inc. .............      207,000
  6,500  Fleet Boston Financial Corp. ...........      193,115
  8,400  MBNA Corp. .............................      175,056
  8,000  U.S. Bancorp ...........................      196,000
  4,100  Wachovia Corp. .........................      163,836
  4,000  Washington Mutual, Inc. ................      165,200
  3,300  Wells Fargo Co. ........................      166,320
                                                   -----------
                                                     1,599,271
                                                   -----------
         BEVERAGES, FOOD & TOBACCO - 6.2%
  8,700  Altria Group, Inc. .....................      395,328
  2,800  Kraft Foods, Inc. - Class A ............       91,140
  3,800  RJ Reynolds Tobacco Holdings, Inc. .....      141,398
 11,400  Safeway, Inc.* .........................      233,244
                                                   -----------
                                                       861,110
                                                   -----------
         BUILDING MATERIALS - 1.5%
  6,200  Home Depot, Inc. .......................      205,344
                                                   -----------
         CHEMICALS - 0.9%
  4,200  Dow Chemical Co. .......................      130,032
                                                   -----------
         COMMERCIAL SERVICES - 0.6%
  3,400  Waste Management, Inc. .................       81,906
                                                   -----------
         COMMUNICATIONS - 4.6%
  9,500  Comverse Technology, Inc.* .............      142,785
 60,100  Lucent Technologies, Inc.* .............      122,003
 18,900  Motorola, Inc. .........................      178,227
 12,300  Nokia Oyj - ADR ........................      202,089
                                                   -----------
                                                       645,104
                                                   -----------
         COMPUTER INTEGRATED SYSTEMS DESIGN - 1.9%
 13,700  3Com Corp.* ............................       64,116
 43,200  Sun Microsystems, Inc.* ................      198,720
                                                   -----------
                                                       262,836
                                                   -----------
                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMPUTERS & INFORMATION - 3.1%
 14,800  Hewlett-Packard Co. ....................  $   315,240
 32,600  Solectron Corp.* .......................      121,924
                                                   -----------
                                                       437,164
                                                   -----------
         ELECTRIC UTILITIES - 2.8%
  8,400  NiSource, Inc. .........................      159,600
  3,900  Progress Energy, Inc. ..................      171,210
  3,900  XCEL Energy, Inc. ......................       58,656
                                                   -----------
                                                       389,466
                                                   -----------
         ELECTRONICS - 1.0%
    400  ASML Holding NV* .......................        3,824
  1,000  Intel Corp. ............................       20,784
  6,700  LSI Logic Corp.* .......................       47,436
  5,800  Micron Technology, Inc.* ...............       67,454
                                                   -----------
                                                       139,498
                                                   -----------
         ENTERTAINMENT & LEISURE - 3.4%
 20,900  Liberty Media Corp. - Class A* .........      241,604
  9,200  News Corp. Ltd. - ADR ..................      230,460
                                                   -----------
                                                       472,064
                                                   -----------
         FINANCIAL SERVICES - 8.2%
  7,500  Equity Office Properties Trust REIT ....      202,575
    300  Freddie Mac ............................       15,231
  2,100  Goldman Sachs Group, Inc. ..............      175,875
  5,200  JP Morgan Chase & Co. ..................      177,736
  5,000  Merrill Lynch & Co. ....................      233,400
  3,600  Morgan Stanley .........................      153,900
  7,100  Waddell & Reed Financial, Inc. -              182,257
           Class A ..............................
                                                   -----------
                                                     1,140,974
                                                   -----------
         FOOD RETAILERS - 1.2%
 10,100  Kroger Co.* ............................      168,468
                                                   -----------
         FOREST PRODUCTS & PAPER - 3.2%
  5,800  International Paper Co. ................      207,234
  4,700  Kimberly-Clark Corp. ...................      245,058
                                                   -----------
                                                       452,292
                                                   -----------
         HEALTH CARE PROVIDERS - 1.9%
  5,600  HCA - The Healthcare Co. ...............      179,424
  7,300  Tenet Healthcare Corp.* ................       85,045
                                                   -----------
                                                       264,469
                                                   -----------

   The accompanying notes are an integral part of these financial statements.

VALUE EQUITY FUND
ADVISED BY: SALOMON BROTHERS ASSET MANAGEMENT INC
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMMON STOCKS (CONTINUED)
         HEAVY MACHINERY - 1.3%
  2,600  United Technologies Corp. ..............  $   184,158
                                                   -----------
         HOUSEHOLD PRODUCTS - 0.7%
  2,000  Fortune Brands, Inc. ...................      104,400
                                                   -----------
         INSURANCE - 5.7%
  4,200  American International Group ...........      231,756
  2,400  Hartford Financial Services Group ......      120,864
  2,700  Loews Corp. ............................      127,683
  4,000  St. Paul Cos. ..........................      146,040
  1,200  Willis Group Holdings Ltd. .............       36,900
  1,600  XL Capital Ltd. - Class A ..............      132,800
                                                   -----------
                                                       796,043
                                                   -----------
         LODGING - 0.7%
  3,000  MGM Mirage, Inc.* ......................      102,540
                                                   -----------
         MEDIA - BROADCASTING & PUBLISHING - 2.0%
  4,561  Comcast Corp - Class A* ................      137,651
  4,700  Comcast Corp - Special Class A* ........      135,501
                                                   -----------
                                                       273,152
                                                   -----------
         METALS - 1.8%
  9,700  Alcoa, Inc. ............................      247,350
                                                   -----------
         OIL & GAS - 9.0%
  5,400  BP Plc - ADR ...........................      226,908
  2,800  ChevronTexaco Corp. ....................      202,160
  6,400  Ensco International, Inc. ..............      172,160
  4,500  GlobalSantaFe Corp. ....................      105,030
  3,500  Royal Dutch Petroleum Co. ..............      163,170
  2,400  Total S.A. .............................      181,920
  9,600  Transocean Sedco Forex, Inc.* ..........      210,912
                                                   -----------
                                                     1,262,260
                                                   -----------
         PHARMACEUTICALS - 5.9%
  5,100  Bristol-Myers Squibb Co. ...............      138,465
                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         PHARMACEUTICALS (CONTINUED)
  9,000  Pfizer, Inc. ...........................  $   307,350
 10,400  Schering-Plough Corp. ..................      193,440
  4,100  Wyeth ..................................      186,755
                                                   -----------
                                                       826,010
                                                   -----------
         PREPACKAGED SOFTWARE - 0.6%
  2,900  Veritas Software Corp.* ................       83,143
                                                   -----------
         RESTAURANTS - 2.1%
 13,100  McDonald's Corp. .......................      288,986
                                                   -----------
         RETAILERS - 2.9%
  5,000  Federated Department Stores ............      184,250
  5,700  Target Corp. ...........................      215,688
                                                   -----------
                                                       399,938
                                                   -----------
         TELEPHONE COMMUNICATIONS, EXCL. RADIO - 0.8%
  5,600  AT&T Corp. .............................      107,800
                                                   -----------
         TELEPHONE SYSTEMS - 5.3%
 27,000  AT&T Wireless Services, Inc.* ..........      221,670
  9,000  SBC Communications, Inc. ...............      229,950
  7,400  Verizon Communications .................      291,930
                                                   -----------
                                                       743,550
                                                   -----------

         TOTAL INVESTMENTS - 92.7%
           (Cost $12,799,643) ...................   12,929,375
         Other Assets and Liabilities
           (net) - 7.3% .........................    1,021,686
                                                   -----------
         TOTAL NET ASSETS - 100.0% ..............  $13,951,061
                                                   ===========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         REIT - Real Estate Investment Trust
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

BASIC VALUE FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                       VALUE
  SHARES                                                              (NOTE 1)
  ------                                                              --------
            COMMON STOCKS - 93.1%
            ADVERTISING - 5.3%
  24,400    Interpublic Group Cos., Inc. .........................  $   326,472
   5,150    Omnicom Group ........................................      369,255
                                                                    -----------
                                                                        695,727
                                                                    -----------
            AEROSPACE & DEFENSE - 1.4%
   6,900    Honeywell International, Inc. ........................      185,265
                                                                    -----------
            APPAREL RETAILERS - 2.6%
  18,050    Gap, Inc. ............................................      338,618
                                                                    -----------
            BANKING - 8.0%
   3,600    Bank of America Corp. ................................      284,508
  10,050    Bank of New York Co., Inc. ...........................      288,937
   6,350    Bank One Corp. .......................................      236,093
   3,500    Fannie Mae ...........................................      236,040
                                                                    -----------
                                                                      1,045,578
                                                                    -----------
            BEVERAGES, FOOD & TOBACCO - 0.9%
   5,550    Safeway, Inc.* .......................................      113,553
                                                                    -----------
            COMMERCIAL SERVICES - 8.1%
  17,300    Cendant Corp.* .......................................      316,936
   6,200    H&R Block, Inc. ......................................      268,150
   5,300    Robert Half International, Inc.* .....................      100,382
  15,350    Waste Management, Inc. ...............................      369,781
                                                                    -----------
                                                                      1,055,249
                                                                    -----------
            COMMUNICATIONS - 1.9%
   6,650    Koninklijke (Royal) Philips Electronics NV - ADR .....      127,081
  13,500    Motorola, Inc. .......................................      127,305
                                                                    -----------
                                                                        254,386
                                                                    -----------
            DATA PROCESSING AND PREPARATION - 6.5%
  15,200    Ceridian Corp.* ......................................      257,944
   8,100    First Data Corp. .....................................      335,664
  14,200    IMS Health, Inc. .....................................      255,458
                                                                    -----------
                                                                        849,066
                                                                    -----------
            ELECTRONICS - 2.0%
   7,300    Novellus Systems, Inc.* ..............................      267,333
                                                                    -----------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
 ------                                                              --------

            ENTERTAINMENT & LEISURE - 2.6%
  12,500    Disney (Walt) Co. ....................................  $   246,875
   5,000    Mattel, Inc. .........................................       94,600
                                                                    -----------
                                                                        341,475
                                                                    -----------
            FINANCIAL SERVICES - 10.6%
   8,600    Citigroup, Inc. ......................................      368,080
   7,890    Janus Capital Group, Inc. ............................      129,396
   8,590    JP Morgan Chase & Co. ................................      293,606
   7,250    Merrill Lynch & Co. ..................................      338,430
   6,000    Morgan Stanley .......................................      256,500
                                                                    -----------
                                                                      1,386,012
                                                                    -----------
            FOOD RETAILERS - 2.3%
  18,050    Kroger Co.* ..........................................      301,074
                                                                    -----------
            HEALTH CARE PROVIDERS - 3.8%
   7,500    HCA - The Healthcare Co. .............................      240,300
   5,000    UnitedHealth Group, Inc. .............................      251,250
                                                                    -----------
                                                                        491,550
                                                                    -----------
            HEAVY MACHINERY - 4.8%
   3,600    American Standard Cos.* ..............................      266,148
  12,950    Applied Materials, Inc.* .............................      205,387
   3,800    Parker Hannifin Corp. ................................      159,562
                                                                    -----------
                                                                        631,097
                                                                    -----------
            INDUSTRIAL - DIVERSIFIED - 3.8%
  25,900    Tyco International Ltd. ..............................      491,582
                                                                    -----------
            INSURANCE - 4.4%
   8,650    ACE Ltd. .............................................      296,608
   2,700    MGIC Investment Corp. ................................      125,928
   4,250    Radian Group, Inc. ...................................      155,763
                                                                    -----------
                                                                        578,299
                                                                    -----------
            LODGING - 1.6%
   7,350    Starwood Hotels & Resorts World ......................      210,137
                                                                    -----------
            MEDICAL SUPPLIES - 2.5%
  11,050    Waters Corp.* ........................................      321,887
                                                                    -----------
            METALS - 2.0%
  10,750    Masco Corp. ..........................................      256,388
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

BASIC VALUE FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                                      VALUE
 SHARES                                                              (NOTE 1)
 ------                                                              --------
            COMMON STOCKS (CONTINUED)
            OIL & GAS - 6.6%
   8,750    Ensco International, Inc. ............................  $   235,375
   3,400    Nabors Industries Ltd.* ..............................      134,470
  10,450    Transocean Sedco Forex, Inc.* ........................      229,587
   6,300    Weatherford International Ltd.* ......................      263,970
                                                                    -----------
                                                                        863,402
                                                                    -----------
            PHARMACEUTICALS - 4.7%
   9,350    McKesson Corp. .......................................      334,169
   6,300    Wyeth ................................................      286,965
                                                                    -----------
                                                                        621,134
                                                                    -----------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
 ------                                                              --------

            PREPACKAGED SOFTWARE - 4.1%
  24,200    Computer Associates International, Inc. ..............  $   539,176
                                                                    -----------
            RETAILERS - 2.6%
   9,050    Target Corp. .........................................      342,452
                                                                    -----------

            TOTAL INVESTMENTS - 93.1%
              (Cost $11,475,859) .................................  $12,180,440
            Other Assets and Liabilities (net) - 6.9% ............      898,818
                                                                    -----------
            TOTAL NET ASSETS - 100.0% ............................  $13,079,258
                                                                    ===========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

BALANCED FUND
ADVISED BY: OPCAP ADVISORS
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                        VALUE
  SHARES                                                              (NOTE 1)
  ------                                                              --------
            COMMON STOCKS - 64.8%
            ADVERTISING - 1.4%
    3,800   Omnicom Group .........................................  $   272,460
                                                                     -----------
            BANKING - 4.1%
   14,700   Bank of New York Co., Inc. ............................      422,625
    3,400   Fannie Mae ............................................      229,296
    3,600   Washington Mutual, Inc. ...............................      148,680
                                                                     -----------
                                                                         800,601
                                                                     -----------
            BEVERAGES, FOOD & TOBACCO - 2.6%
    7,000   Altria Group, Inc. ....................................      318,080
    5,500   Kraft Foods, Inc. - Class A ...........................      179,025
                                                                     -----------
                                                                         497,105
                                                                     -----------
            COMMERCIAL SERVICES - 1.1%
    9,000   Waste Management, Inc. ................................      216,810
                                                                     -----------
            COMMUNICATIONS - 0.4%
   24,100   JDS Uniphase Corp.* ...................................       84,591
                                                                     -----------
            COMPUTER SOFTWARE & PROCESSING - 2.5%
   22,100   Electronic Data Systems Corp. .........................      474,045
                                                                     -----------
            COMPUTERS & INFORMATION - 3.1%
   11,000   Cisco Systems, Inc.* ..................................      183,590
   40,400   EMC Corp.* ............................................      422,988
                                                                     -----------
                                                                         606,578
                                                                     -----------
            COSMETICS & PERSONAL CARE - 0.9%
    5,600   Gillette Co. ..........................................      178,416
                                                                     -----------
            ELECTRIC UTILITIES - 0.9%
    9,050   NiSource, Inc. ........................................      171,950
                                                                     -----------
            ELECTRONICS - 5.4%
   14,500   Flextronics International Ltd.* .......................      150,655
   70,300   General Motors Corp. - Class H* .......................      900,543
                                                                     -----------
                                                                       1,051,198
                                                                     -----------
            ENTERTAINMENT & LEISURE - 0.7%
    7,200   Disney (Walt) Co. .....................................      142,200
                                                                     -----------
            FINANCIAL SERVICES - 8.6%
   11,300   Citigroup, Inc. .......................................      483,640
   15,500   Freddie Mac ...........................................      786,935
   11,300   JP Morgan Chase & Co. .................................      386,234
                                                                     -----------
                                                                       1,656,809
                                                                     -----------
            FOREST PRODUCTS & PAPER - 1.4%
    7,500   International Paper Co. ...............................      267,975
                                                                     -----------
            HEALTH CARE PROVIDERS - 1.1%
   18,200   Tenet Healthcare Corp.* ...............................      212,030
                                                                     -----------
            HEAVY MACHINERY - 1.9%
   22,900   Applied Materials, Inc.* ..............................      363,194
                                                                     -----------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
            INDUSTRIAL - DIVERSIFIED - 1.8%
   18,500   Tyco International Ltd. ...............................  $   351,130
                                                                     -----------
            INSURANCE - 3.0%
    3,500   American International Group ..........................      193,130
   29,500   UnumProvident Corp. ...................................      395,595
                                                                     -----------
                                                                         588,725
                                                                     -----------
            MEDIA - BROADCASTING & PUBLISHING - 1.6%
    7,400   Clear Channel Communications* .........................      313,686
                                                                     -----------
            METALS - 5.5%
   22,200   Alcan, Inc. ...........................................      694,638
   10,500   Inco Ltd.* ............................................      221,970
    2,900   Nucor Corp. ...........................................      141,665
                                                                     -----------
                                                                       1,058,273
                                                                     -----------
            OIL & GAS - 2.7%
    6,900   Anadarko Petroleum Corp. ..............................      306,843
    5,300   Nabors Industries Ltd.* ...............................      209,615
                                                                     -----------
                                                                         516,458
                                                                     -----------
            PHARMACEUTICALS - 5.4%
    7,600   McKesson Corp. ........................................      271,624
   16,900   Pfizer, Inc. ..........................................      577,135
    4,100   Wyeth .................................................      186,755
                                                                     -----------
                                                                       1,035,514
                                                                     -----------
            RETAILERS - 6.2%
   26,400   Dollar General Corp. ..................................      482,064
   14,400   Office Depot, Inc.* ...................................      208,944
   15,200   Sears, Roebuck and Co. ................................      511,328
                                                                     -----------
                                                                       1,202,336
                                                                     -----------
            TRANSPORTATION - 2.5%
   14,800   Carnival Corp. ........................................      481,148
                                                                     -----------
            TOTAL COMMON STOCKS
              (Cost $11,069,491) ..................................  $12,543,232
                                                                     -----------

   PAR
  VALUE
  -----

            DEBT OBLIGATIONS - 26.7%
            CORPORATE DEBT - 13.6%
            AOL Time Warner Inc., 5.625%, due 05/01/05 ............
  105,000                                                                111,529
            AT&T Corp., 6.5%, due 11/15/06 ........................
   50,000                                                                 55,661
            AT&T Corp., 7.3%, due 11/15/11 ........................
   15,000                                                                 17,179
            AT&T Wireless Services, Inc., 7.35%, due 03/01/06 .....
   50,000                                                                 56,148
            Bear Stearns Co., 6.25%, due 07/15/05 .................
   80,000                                                                 87,011
            Boeing Capital Corp., 6.5%, due 02/15/12 ..............
   25,000                                                                 28,240

   The accompanying notes are an integral part of these financial statements.

BALANCED FUND
ADVISED BY: OPCAP ADVISORS
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

   PAR                                                                 VALUE
  VALUE                                                               (NOTE 1)
  -----                                                               --------

            DEBT OBLIGATIONS (CONTINUED)
            CORPORATE DEBT (CONTINUED)
            Cendant Corp., 6.875%, due 08/15/06 ...................
   40,000                                                            $    44,780
            CIT Group, Inc., 7.125%, due 10/15/04 .................
   45,000                                                                 47,944
            CIT Group, Inc., 7.75%, due 04/02/12 ..................
   50,000                                                                 59,716
            Citigroup, Inc., 6%, due 02/21/12 .....................
   50,000                                                                 56,976
            Conseco Finance Trust III, 8.796%, due 04/01/27 .......
  275,000                                                                  6,187
            DaimlerChrysler NA Holding Corp., 3.4%, due
              12/15/04 ............................................
   70,000                                                                 70,683
            FirstEnergy Corp., 5.5%, due 11/15/06 .................
   50,000                                                                 53,649
            Ford Motor Co., 7.45%, due 07/16/31 ...................
   15,000                                                                 13,779
            Ford Motor Credit, 6.125%, due 01/09/06 ...............
   75,000                                                                 77,956
            General Dynamics Corp., 2.125%, due 05/15/06 ..........
   30,000                                                                 30,425
            General Electric Capital Corp., 6%, due 06/15/12 ......
   55,000                                                                 62,192
            General Motors Acceptance Corp., 6.75%, due
              01/15/06 ............................................
  125,000                                                                132,783
            Goldman Sachs Group Inc., 5.7%, due 09/01/12 ..........
   75,000                                                                 82,546
            Goodyear Tire & Rubber, 7.857%, due 08/15/11 ..........
   25,000                                                                 18,375
            Household Finance Corp., 7%, due 05/15/12 .............
   75,000                                                                 88,925
            International Lease Finance Corp., 5.54%, due
              03/21/05 ............................................
   35,000                                                                 36,790
            John Deere Capital Corp., 3.125%, due 12/15/05 ........
   70,000                                                                 72,065
            News America Holdings, 9.25%, due 02/01/13 ............
   25,000                                                                 33,441
            Qwest Corp. 144A, 8.875%, due 03/15/12 ................
  275,000                                                                308,687
            Raytheon Co., 8.2%, due 03/01/06 ......................
   55,000                                                                 63,495
            Safeway Store, 7.25%, due 09/15/04 ....................
   55,000                                                                 58,459
            SBC Communications Inc., 5.75%, due 05/02/06 ..........
   35,000                                                                 38,685
            Sears Roebuck Acceptance Corp., 6.7%, due 04/15/12 ....
   50,000                                                                 56,524
            Sprint Capital Corp., 8.375%, due 03/15/12 ............
  120,000                                                                143,954
            Tenet Healthcare Corp., 5%, due 07/01/07 ..............
   60,000                                                                 56,400
   PAR                                                                 VALUE
  VALUE                                                               (NOTE 1)
  -----                                                               --------

            CORPORATE DEBT (CONTINUED)
            Tenet Healthcare Corp., 6.5%, due 06/01/12 ............
   80,000                                                            $    74,600
            Tenet Healthcare Corp., 6.875%, due 11/15/31 ..........
   60,000                                                                 53,100
            Verizon Global Funding Corp., 6.75%, due 12/01/05 .....
   90,000                                                                100,495
            Verizon Global Funding Corp., 7.375%, due 09/01/12 ....
   50,000                                                                 61,112
            Walt Disney Co, 7.3%, due 02/08/05 ....................
   85,000                                                                 92,344
            Waste Management, Inc., 6.5%, due 11/15/08 ............
   25,000                                                                 28,616
            Weyerhaeuser Co, 5.5%, due 03/15/05 ...................
  145,000                                                                153,461
                                                                     -----------
                                                                       2,634,912
                                                                     -----------
            U.S. GOVERNMENT - 13.1%
            Fannie Mae, 6.25%, due 02/01/11 .......................
   25,000                                                                 28,875
            U.S. Treasury Inflation Indexed Bond, 3.375%, due
              01/15/12* ...........................................
  181,158                                                                205,020
            U.S. Treasury Inflation Indexed Bond, 3.375%, due
              04/15/32* ...........................................
  362,450                                                                438,904
            U.S. Treasury Inflation Indexed Bond, 3.875%, due
              04/15/29* ...........................................
  592,609                                                                756,225
            U.S. Treasury Note, 2.75%, due 09/30/03 ...............
1,100,000                                                              1,105,501
                                                                     -----------
                                                                       2,534,525
                                                                     -----------
            TOTAL DEBT OBLIGATIONS
              (Cost $5,001,939) ...................................  $ 5,169,437
                                                                     -----------

            TOTAL INVESTMENTS - 91.5%
              (Cost $16,071,430) ..................................   17,712,669
            Other Assets and Liabilities (net) - 8.5% .............    1,650,393
                                                                     -----------
            TOTAL NET ASSETS - 100.0% .............................  $19,363,062
                                                                     ===========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2003, the securities were valued at $308,687 or 1.6% of net assets.
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2003

                                                    EMERGING     AGGRESSIVE     CAPITAL       EQUITY     DIVERSIFIED    MID CAP
                                                  GROWTH EQUITY    GROWTH     APPRECIATION    GROWTH       MID-CAP       VALUE
                                                      FUND          FUND          FUND         FUND         FUND         FUND
                                                  -------------  -----------  ------------  -----------  -----------  -----------
ASSETS:
  Investments, at value (Note 1)*...............   $ 6,755,423   $ 8,307,218   $4,299,878   $12,611,875  $7,149,390   $16,366,044
  Cash..........................................       214,623       991,888      581,366       478,264     125,403       466,418
  Receivable from:
    Securities sold.............................       151,296       102,890       44,080       305,807      45,390            --
    Dividends and Interest......................           215           933        1,042         3,938       8,843        26,472
    Manager (Note 2)............................         9,383         5,823        9,558        15,285       8,658            --
    Broker (Note 2).............................            --           808           23           886          76         1,856
  Prepaid insurance.............................           396           275          233         1,967         417           736
                                                   -----------   -----------   ----------   -----------  ----------   -----------
      Total assets..............................     7,131,336     9,409,835    4,936,180    13,418,022   7,338,177    16,861,526
                                                   -----------   -----------   ----------   -----------  ----------   -----------
LIABILITIES:
  Payable for:
    Securities purchased........................       128,323       557,149           --       276,463      90,149        83,718
  ACCRUED EXPENSES:
    Management fees (Note 2)....................            --            --           --            --          --         1,060
    Other.......................................        24,356        32,035       23,918        38,214      30,574        35,781
                                                   -----------   -----------   ----------   -----------  ----------   -----------
      Total liabilities.........................       152,679       589,184       23,918       314,677     120,723       120,559
                                                   -----------   -----------   ----------   -----------  ----------   -----------
NET ASSETS......................................   $ 6,978,657   $ 8,820,651   $4,912,262   $13,103,345  $7,217,454   $16,740,967
                                                   ===========   ===========   ==========   ===========  ==========   ===========
NET ASSETS CONSIST OF:
  Paid-in capital...............................   $12,134,601   $ 8,816,741   $5,286,423   $16,112,742  $7,439,025   $15,056,876
  Undistributed net investment income (loss)....       (32,566)      (29,391)     (15,605)         (348)      6,293        17,323
  Accumulated net realized gain (loss) on
    investments.................................    (6,034,664)   (1,237,960)    (854,313)   (3,580,656)   (431,929)      (43,612)
  Net unrealized appreciation (depreciation) on
    investments.................................       911,286     1,271,261      495,757       571,607     204,065     1,710,380
                                                   -----------   -----------   ----------   -----------  ----------   -----------
NET ASSETS......................................   $ 6,978,657   $ 8,820,651   $4,912,262   $13,103,345  $7,217,454   $16,740,967
                                                   ===========   ===========   ==========   ===========  ==========   ===========
SHARES OUTSTANDING..............................     1,244,529     1,161,062      597,358     1,968,702     794,968     1,478,636
                                                   ===========   ===========   ==========   ===========  ==========   ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE...............................   $      5.61   $      7.60   $     8.22   $      6.66  $     9.08   $     11.32
                                                   ===========   ===========   ==========   ===========  ==========   ===========
*Cost of investments............................   $ 5,844,137   $ 7,035,957   $3,804,121   $12,040,268  $6,945,325   $14,655,664

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2003

                                                      CAPITAL       BLUE        VALUE        BASIC
                                                      GROWTH        CHIP       EQUITY        VALUE      BALANCED
                                                       FUND         FUND        FUND         FUND         FUND
                                                    -----------  ----------  -----------  -----------  -----------
ASSETS:
  Investments, at value (Note 1)*.................  $ 9,826,893  $6,719,775  $12,929,375  $12,180,440  $17,712,669
  Cash............................................      216,636     141,665    1,000,331      921,681    1,719,429
  Receivable from:
    Securities sold...............................           --      21,124      167,197           --       89,795
    Dividends and Interest........................        8,974       4,344       28,927        7,933       77,585
    Manager (Note 2)..............................        5,884       7,669        3,830        2,579           --
    Broker (Note 2)...............................          444         115           --          770        2,268
  Prepaid insurance...............................          661         321          897          524        1,033
                                                    -----------  ----------  -----------  -----------  -----------
      Total assets................................   10,059,492   6,895,013   14,130,557   13,113,927   19,602,779
                                                    -----------  ----------  -----------  -----------  -----------
LIABILITIES:
  Payable for:
    Securities purchased..........................      104,755      52,353      153,315           --      209,632
  ACCRUED EXPENSES:
    Management fees (Note 2)......................           --          --           --           --        1,330
    Other.........................................       21,607      28,483       26,181       34,669       28,755
                                                    -----------  ----------  -----------  -----------  -----------
      Total liabilities...........................      126,362      80,836      179,496       34,669      239,717
                                                    -----------  ----------  -----------  -----------  -----------
NET ASSETS........................................  $ 9,933,130  $6,814,177  $13,951,061  $13,079,258  $19,363,062
                                                    ===========  ==========  ===========  ===========  ===========
NET ASSETS CONSIST OF:
  Paid-in capital.................................  $12,738,031  $7,349,090  $15,191,803  $13,152,069  $20,015,151
  Undistributed net investment income (loss)......       11,844         773      171,751       (9,489)     227,089
  Accumulated net realized gain (loss) on
    investments...................................   (1,705,233)   (624,556)  (1,542,225)    (767,903)  (2,520,417)
  Net unrealized appreciation (depreciation) on
    investments...................................   (1,111,512)     88,870      129,732      704,581    1,641,239
                                                    -----------  ----------  -----------  -----------  -----------
NET ASSETS........................................  $ 9,933,130  $6,814,177  $13,951,061  $13,079,258  $19,363,062
                                                    ===========  ==========  ===========  ===========  ===========
SHARES OUTSTANDING................................    1,308,393     866,877    1,485,447    1,532,140    2,105,469
                                                    ===========  ==========  ===========  ===========  ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE.................................  $      7.59  $     7.86  $      9.39  $      8.54  $      9.20
                                                    ===========  ==========  ===========  ===========  ===========
*Cost of investments..............................  $10,938,405  $6,630,905  $12,799,643  $11,475,859  $16,071,430

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2003

                             EMERGING     AGGRESSIVE     CAPITAL      EQUITY    DIVERSIFIED    MID CAP
                           GROWTH EQUITY    GROWTH     APPRECIATION   GROWTH      MID-CAP       VALUE
                               FUND          FUND          FUND        FUND        FUND         FUND
                           -------------  -----------  ------------  ---------  -----------  -----------
INVESTMENT INCOME:
  Interest...............   $      763    $    1,142     $  1,110    $    771    $    286    $    1,333
  Dividends*.............          396         6,515        7,197      47,796      41,090        89,217
                            ----------    ----------     --------    --------    --------    ----------
    Total investment
      income.............        1,159         7,657        8,307      48,567      41,376        90,550
                            ----------    ----------     --------    --------    --------    ----------
EXPENSES:
  Investment management
    fee (Note 2).........       26,231        28,155       17,934      37,175      26,568        54,229
  Custody and
    administration
    fees.................       92,502        86,130       77,043      84,707      83,094        76,155
  Audit fees.............        6,420         5,890        4,596      11,617       6,426        12,007
  Legal fees.............        2,394         2,385        1,776       4,946       2,882         5,875
  Trustees' fees.........        1,414         1,311        1,000       2,516       1,616         3,212
  Printing fees..........          473         1,623          348       1,756         975         1,599
  Insurance..............          804           559          476         986         851         1,497
  Other..................          134           127           97         223         160           298
                            ----------    ----------     --------    --------    --------    ----------
    Total Expenses.......      130,372       126,180      103,270     143,926     122,572       154,872
  Expenses
    waived/reimbursed by
    the Manager (Note
    2)...................      (96,647)      (87,517)     (79,313)    (93,246)    (86,994)      (77,792)
  Less reductions (Note
    2)...................           --        (1,615)         (45)     (1,765)       (152)       (3,712)
                            ----------    ----------     --------    --------    --------    ----------
    Total waivers and
      reductions.........      (96,647)      (89,132)     (79,358)    (95,011)    (87,146)      (81,504)
                            ----------    ----------     --------    --------    --------    ----------
  Net operating
    expenses.............       33,725        37,048       23,912      48,915      35,426        73,368
                            ----------    ----------     --------    --------    --------    ----------
NET INVESTMENT INCOME
  (LOSS).................      (32,566)      (29,391)     (15,605)       (348)      5,950        17,182
                            ----------    ----------     --------    --------    --------    ----------
REALIZED AND UNREALIZED
  GAIN (LOSS):
  Net realized gain
    (loss)
    Investment
      transactions.......     (301,433)      (94,461)     (99,335)     31,614      28,225       499,326
    Financial futures
      contracts..........           --            --           --          --          --            --
                            ----------    ----------     --------    --------    --------    ----------
    Net realized gain
      (loss).............     (301,433)      (94,461)     (99,335)     31,614      28,225       499,326
                            ----------    ----------     --------    --------    --------    ----------
  Net change in
    unrealized
    appreciation
    (depreciation)
    Investments..........    1,259,979     1,303,538      769,678     794,062     707,878     1,446,823
    Financial futures
      contracts..........           --            --           --          --          --            --
                            ----------    ----------     --------    --------    --------    ----------
    Net change in
      unrealized
      appreciation
      (depreciation).....    1,259,979     1,303,538      769,678     794,062     707,878     1,446,823
                            ----------    ----------     --------    --------    --------    ----------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS).................      958,546     1,209,077      670,343     825,676     736,103     1,946,149
                            ----------    ----------     --------    --------    --------    ----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........   $  925,980    $1,179,686     $654,738    $825,328    $742,053    $1,963,331
                            ==========    ==========     ========    ========    ========    ==========
    *Net of foreign taxes
      withheld of:.......   $       (5)   $      120     $    344    $     --    $    113    $      462

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2003

                            CAPITAL      BLUE       VALUE       BASIC
                             GROWTH      CHIP       EQUITY      VALUE      BALANCED
                              FUND       FUND        FUND        FUND        FUND
                           ----------  ---------  ----------  ----------  ----------
INVESTMENT INCOME:
  Interest...............  $      278  $     934  $    7,379  $      998  $  116,202
  Dividends*.............      57,921     32,869     133,173      46,618      77,289
                           ----------  ---------  ----------  ----------  ----------
    Total investment
      income.............      58,199     33,803     140,552      47,616     193,491
                           ----------  ---------  ----------  ----------  ----------
EXPENSES:
  Investment management
    fee (Note 2).........      36,150     24,773      47,065      42,829      62,632
  Custody and
    administration
    fees.................      75,436     79,861      76,118      81,389      78,196
  Audit fees.............       9,828      5,838      12,916       8,990      15,873
  Legal fees.............       4,248      2,490       5,893       4,266       7,551
  Trustees' fees.........       2,438      1,386       3,366       2,359       4,281
  Printing fees..........       1,450        489       1,157         839       1,491
  Insurance..............       1,347        652       1,824       1,066       2,105
  Other..................         252        130         315         220         398
                           ----------  ---------  ----------  ----------  ----------
    Total Expenses.......     131,149    115,619     148,654     141,958     172,527
  Expenses
    waived/reimbursed by
    the Manager (Note
    2)...................     (81,352)   (82,359)    (83,939)    (83,313)    (81,873)
  Less reductions (Note
    2)...................        (888)      (230)         --      (1,540)     (4,536)
                           ----------  ---------  ----------  ----------  ----------
    Total waivers and
      reductions.........     (82,240)   (82,589)    (83,939)    (84,853)    (86,409)
                           ----------  ---------  ----------  ----------  ----------
  Net operating
    expenses.............      48,909     33,030      64,715      57,105      86,118
                           ----------  ---------  ----------  ----------  ----------
NET INVESTMENT INCOME
  (LOSS).................       9,290        773      75,837      (9,489)    107,373
                           ----------  ---------  ----------  ----------  ----------
REALIZED AND UNREALIZED
  GAIN (LOSS):
  Net realized gain
    (loss)
    Investment
      transactions.......    (223,916)  (127,381)   (370,453)   (265,827)    235,312
    Financial futures
      contracts..........          --     17,882          --          --          --
                           ----------  ---------  ----------  ----------  ----------
    Net realized gain
      (loss).............    (223,916)  (109,499)   (370,453)   (265,827)    235,312
                           ----------  ---------  ----------  ----------  ----------
  Net change in
    unrealized
    appreciation
    (depreciation)
    Investments..........   1,030,496    729,442   1,888,819   1,719,106   1,909,970
    Financial futures
      contracts..........          --      2,461          --          --          --
                           ----------  ---------  ----------  ----------  ----------
    Net change in
      unrealized
      appreciation
      (depreciation).....   1,030,496    731,903   1,888,819   1,719,106   1,909,970
                           ----------  ---------  ----------  ----------  ----------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS).................     806,580    622,404   1,518,366   1,453,279   2,145,282
                           ----------  ---------  ----------  ----------  ----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $  815,870  $ 623,177  $1,594,203  $1,443,790  $2,252,655
                           ==========  =========  ==========  ==========  ==========
    *Net of foreign taxes
      withheld of:.......  $       --  $     194  $    2,163  $      330  $      723

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                EMERGING GROWTH              AGGRESSIVE                   CAPITAL
                                  EQUITY FUND                GROWTH FUND             APPRECIATION FUND
                           -------------------------  -------------------------  -------------------------
                           SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                              ENDED                      ENDED                      ENDED
                            JUNE 30,     YEAR ENDED    JUNE 30,     YEAR ENDED    JUNE 30,     YEAR ENDED
                              2003      DECEMBER 31,     2003      DECEMBER 31,     2003      DECEMBER 31,
                           (UNAUDITED)      2002      (UNAUDITED)      2002      (UNAUDITED)      2002
                           -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS:
    Net investment income
      (loss).............  $  (32,566)  $   (71,921)  $  (29,391)  $   (24,370)  $  (15,605)  $   (21,793)
    Net realized gain
      (loss).............    (301,433)   (2,204,623)     (94,461)     (805,062)     (99,335)     (686,704)
    Net change in
      unrealized
      appreciation
      (depreciation).....   1,259,979      (961,405)   1,303,538      (226,754)     769,678      (308,479)
                           -----------  -----------   ----------   -----------   ----------   -----------
    Net increase
      (decrease) in net
      assets resulting
      from operations....     925,980    (3,237,949)   1,179,686    (1,056,186)     654,738    (1,016,976)
                           -----------  -----------   ----------   -----------   ----------   -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income.............          --            --           --            --           --            --
                           -----------  -----------   ----------   -----------   ----------   -----------
        Total
          distributions
          to
          shareholders...          --            --           --            --           --            --
                           -----------  -----------   ----------   -----------   ----------   -----------
FUND SHARE TRANSACTIONS
  (NOTE 4):
    Proceeds from shares
      sold...............   2,332,781     1,516,146    3,892,395     7,427,322    1,704,240     1,294,218
    Net asset value of
      shares issued to
      shareholders on
      reinvestment of
      distributions......          --            --           --            --           --            --
    Cost of shares
      repurchased........  (1,068,155)     (914,400)    (448,852)   (4,707,575)    (670,821)      (99,350)
                           -----------  -----------   ----------   -----------   ----------   -----------
    Net increase
      (decrease) in net
      assets resulting
      from Fund share
      transactions.......   1,264,626       601,746    3,443,543     2,719,747    1,033,419     1,194,868
                           -----------  -----------   ----------   -----------   ----------   -----------
TOTAL CHANGE IN NET
  ASSETS.................   2,190,606    (2,636,203)   4,623,229     1,663,561    1,688,157       177,892
NET ASSETS:
    Beginning of
      period.............   4,788,051     7,424,254    4,197,422     2,533,861    3,224,105     3,046,213
                           -----------  -----------   ----------   -----------   ----------   -----------
    End of period*.......  $6,978,657   $ 4,788,051   $8,820,651   $ 4,197,422   $4,912,262   $ 3,224,105
                           ===========  ===========   ==========   ===========   ==========   ===========
    *Including
      undistributed net
      investment income
      (loss).............  $  (32,566)  $        --   $  (29,391)  $        --   $  (15,605)  $        --

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                    EQUITY                   DIVERSIFIED                  MID CAP
                                  GROWTH FUND               MID-CAP FUND                VALUE FUND
                           -------------------------  -------------------------  -------------------------
                           SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                              ENDED                      ENDED                      ENDED
                            JUNE 30,     YEAR ENDED    JUNE 30,     YEAR ENDED    JUNE 30,     YEAR ENDED
                              2003      DECEMBER 31,     2003      DECEMBER 31,     2003      DECEMBER 31,
                           (UNAUDITED)      2002      (UNAUDITED)      2002      (UNAUDITED)      2002
                           -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS:
    Net investment income
      (loss).............  $     (348)  $   (15,887)  $    5,950    $    5,551   $   17,182   $    22,341
    Net realized gain
      (loss).............      31,614    (2,050,599)      28,225      (366,912)     499,326      (514,618)
    Net change in
      unrealized
      appreciation
      (depreciation).....     794,062      (265,405)     707,878      (629,664)   1,446,823        61,820
                           -----------  -----------   ----------    ----------   -----------  -----------
    Net increase
      (decrease) in net
      assets resulting
      from operations....     825,328    (2,331,891)     742,053      (991,025)   1,963,331      (430,457)
                           -----------  -----------   ----------    ----------   -----------  -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income.............          --            --           --        (5,208)          --       (22,169)
                           -----------  -----------   ----------    ----------   -----------  -----------
        Total
          distributions
          to
          shareholders...          --            --           --        (5,208)          --       (22,169)
                           -----------  -----------   ----------    ----------   -----------  -----------
FUND SHARE TRANSACTIONS
  (NOTE 4):
    Proceeds from shares
      sold...............   2,117,012     1,630,832    1,368,502     3,727,979    4,662,123     9,464,054
    Net asset value of
      shares issued to
      shareholders on
      reinvestment of
      distributions......          --            --           --         5,208           --        22,169
    Cost of shares
      repurchased........    (627,588)   (1,113,529)    (430,118)     (461,311)    (514,147)   (1,210,727)
    Value of shares
      issued in exchange
      for the net assets
      of the Disciplined
      Equity Fund........   5,048,150            --           --            --           --            --
                           -----------  -----------   ----------    ----------   -----------  -----------
    Net increase in net
      assets resulting
      from Fund share
      transactions.......   6,537,574       517,303      938,384     3,271,876    4,147,976     8,275,496
                           -----------  -----------   ----------    ----------   -----------  -----------
TOTAL CHANGE IN NET
  ASSETS.................   7,362,902    (1,814,588)   1,680,437     2,275,643    6,111,307     7,822,870
NET ASSETS:
    Beginning of
      period.............   5,740,443     7,555,031    5,537,017     3,261,374   10,629,660     2,806,790
                           -----------  -----------   ----------    ----------   -----------  -----------
    End of period*.......  $13,103,345  $ 5,740,443   $7,217,454    $5,537,017   $16,740,967  $10,629,660
                           ===========  ===========   ==========    ==========   ===========  ===========
    *Including
      undistributed net
      investment income
      (loss).............  $     (348)  $        --   $    6,293    $      343   $   17,323   $       141

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                    CAPITAL                     BLUE                       VALUE
                                  GROWTH FUND                 CHIP FUND                 EQUITY FUND
                           -------------------------  -------------------------  -------------------------
                           SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                              ENDED                      ENDED                      ENDED
                            JUNE 30,     YEAR ENDED    JUNE 30,     YEAR ENDED    JUNE 30,     YEAR ENDED
                              2003      DECEMBER 31,     2003      DECEMBER 31,     2003      DECEMBER 31,
                           (UNAUDITED)      2002      (UNAUDITED)      2002      (UNAUDITED)      2002
                           -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS:
  Net investment income
    (loss)...............  $    9,290   $     5,680   $      773   $    (2,139)  $   75,837   $    95,914
  Net realized gain
    (loss)...............    (223,916)     (842,626)    (109,499)     (457,192)    (370,453)     (975,252)
  Net change in
    unrealized
    appreciation
    (depreciation).......   1,030,496    (1,524,859)     731,903      (610,733)   1,888,819    (1,879,556)
                           ----------   -----------   ----------   -----------   -----------  -----------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     815,870    (2,361,805)     623,177    (1,070,064)   1,594,203    (2,758,894)
                           ----------   -----------   ----------   -----------   -----------  -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............          --        (3,126)          --            --           --            --
                           ----------   -----------   ----------   -----------   -----------  -----------
    Total distributions
      to shareholders....          --        (3,126)          --            --           --            --
                           ----------   -----------   ----------   -----------   -----------  -----------
FUND SHARE TRANSACTIONS
  (NOTE 4):
  Proceeds from shares
    sold.................   1,568,029     3,495,475    1,922,957     3,131,504    2,226,127     4,648,269
  Net asset value of
    shares issued to
    shareholders on
    reinvestment of
    distributions........          --         3,126           --            --           --            --
  Cost of shares
    repurchased..........    (720,898)   (1,512,736)    (263,278)     (146,910)  (1,195,097)     (839,225)
                           ----------   -----------   ----------   -----------   -----------  -----------
  Net increase (decrease)
    in net assets
    resulting from Fund
    share transactions...     847,131     1,985,865    1,659,679     2,984,594    1,031,030     3,809,044
                           ----------   -----------   ----------   -----------   -----------  -----------
TOTAL CHANGE IN NET
  ASSETS.................   1,663,001      (379,066)   2,282,856     1,914,530    2,625,233     1,050,150
NET ASSETS:
    Beginning of
      period.............   8,270,129     8,649,195    4,531,321     2,616,791   11,325,828    10,275,678
                           ----------   -----------   ----------   -----------   -----------  -----------
    End of period*.......  $9,933,130   $ 8,270,129   $6,814,177   $ 4,531,321   $13,951,061  $11,325,828
                           ==========   ===========   ==========   ===========   ===========  ===========
    *Including
      undistributed net
      investment income
      (loss).............  $   11,844   $     2,554   $      773   $        --   $  171,751   $    95,914

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                          BASIC                    BALANCED
                                       VALUE FUND                    FUND
                                -------------------------  -------------------------
                                SIX MONTHS                 SIX MONTHS
                                   ENDED                      ENDED
                                 JUNE 30,     YEAR ENDED    JUNE 30,     YEAR ENDED
                                   2003      DECEMBER 31,     2003      DECEMBER 31,
                                (UNAUDITED)      2002      (UNAUDITED)      2002
                                -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
  ASSETS FROM:
OPERATIONS:
    Net investment income
      (loss)..................  $   (9,489)  $      (230)  $  107,373   $   238,405
    Net realized gain
      (loss)..................    (265,827)     (387,341)     235,312    (2,676,501)
    Net change in unrealized
      appreciation
      (depreciation)..........   1,719,106    (1,064,152)   1,909,970        82,901
                                -----------  -----------   -----------  -----------
    Net increase (decrease) in
      net assets resulting
      from operations.........   1,443,790    (1,451,723)   2,252,655    (2,355,195)
                                -----------  -----------   -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment
      income..................          --            --           --      (118,695)
    From net realized capital
      gains...................          --            --           --       (75,606)
                                -----------  -----------   -----------  -----------
        Total distributions to
          shareholders........          --            --           --      (194,301)
                                -----------  -----------   -----------  -----------
FUND SHARE TRANSACTIONS (NOTE
  4):
    Proceeds from shares
      sold....................   4,397,650     7,307,587    4,162,787     7,458,603
    Net asset value of shares
      issued to shareholders
      on reinvestment of
      distributions...........          --            --           --       194,301
    Cost of shares
      repurchased.............    (593,077)     (866,567)  (1,188,047)   (1,608,117)
                                -----------  -----------   -----------  -----------
    Net increase in net assets
      resulting from Fund
      share transactions......   3,804,573     6,441,020    2,974,740     6,044,787
                                -----------  -----------   -----------  -----------
TOTAL CHANGE IN NET ASSETS....   5,248,363     4,989,297    5,227,395     3,495,291
NET ASSETS:
    Beginning of period.......   7,830,895     2,841,598   14,135,667    10,640,376
                                -----------  -----------   -----------  -----------
    End of period*............  $13,079,258  $ 7,830,895   $19,363,062  $14,135,667
                                ===========  ===========   ===========  ===========
    *Including undistributed
      net
      investment income
      (loss)..................  $   (9,489)  $        --   $  227,089   $   119,716

   The accompanying notes are an integral part of these financial statements.

EMERGING GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS
                              ENDED
                            JUNE 30,        YEAR ENDED DECEMBER 31,      PERIOD ENDED
                              2003      -------------------------------  DECEMBER 31,
                           (UNAUDITED)    2002       2001       2000       1999(A)
                           -----------  ---------  ---------  ---------  ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....    $ 4.73      $  8.14    $  9.89    $ 17.49      $10.00
                             ------      -------    -------    -------      ------
INCOME FROM INVESTMENT
  OPERATIONS:
    Net investment income
      (loss).............     (0.03)       (0.07)     (0.09)     (0.16)+     (0.03)
    Net realized and
      unrealized gain
      (loss).............      0.91        (3.34)     (1.66)     (5.06)       7.52
                             ------      -------    -------    -------      ------
        Total from
          investment
          operations.....      0.88        (3.41)     (1.75)     (5.22)       7.49
                             ------      -------    -------    -------      ------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net realized
      capital gains......        --           --      (0.00)(b)    (2.38)        --
                             ------      -------    -------    -------      ------
        Total
         distributions...        --           --      (0.00)     (2.38)         --
                             ------      -------    -------    -------      ------
NET ASSET VALUE, END OF
  PERIOD.................    $ 5.61      $  4.73    $  8.14    $  9.89      $17.49
                             ======      =======    =======    =======      ======
TOTAL RETURN.............     18.60%*     (41.89)%   (17.84)%   (30.13)%     74.90%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      period (000's).....    $6,979      $ 4,788    $ 7,424    $ 8,715      $9,119
    Net expenses to
      average daily net
      assets.............      1.35%**      1.35%      1.35%      1.35%       1.35%**
    Net investment income
      (loss) to average
      daily net assets...     (1.30)%**    (1.27)%    (1.07)%    (0.96)%     (1.04)%**
    Portfolio turnover
      rate...............        82%         176%       137%       152%         47%
    Without the
     waiver/reimbursement
      of expenses by the
      Manager, the ratio
      of net expenses and
      net investment
      income (loss) to
      average net assets
      would have been:
        Expenses.........      5.22%**      4.81%      4.10%      3.29%       3.96%**
        Net investment
          loss...........     (5.17)%**    (4.73)%    (3.82)%    (2.90)%     (3.65)%**

(a)  Fund commenced operations on October 1, 1999.
(b)  Distributions from net realized cap gains were less than $0.01 per share.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                        ENDED
                                      JUNE 30,     YEAR ENDED   PERIOD ENDED
                                        2003      DECEMBER 31,  DECEMBER 31,
                                     (UNAUDITED)      2002        2001(A)
                                     -----------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $ 6.41       $  9.37        $10.00
                                       ------       -------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)...     (0.03)        (0.04)        (0.03)+
    Net realized and unrealized
      gain (loss)..................      1.22         (2.92)        (0.60)
                                       ------       -------        ------
        Total from investment
          operations...............      1.19         (2.96)        (0.63)
                                       ------       -------        ------
NET ASSET VALUE, END OF PERIOD.....    $ 7.60       $  6.41        $ 9.37
                                       ======       =======        ======
TOTAL RETURN.......................     18.57%*      (31.59)%       (6.30)%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)......................    $8,821       $ 4,197        $2,534
    Net expenses to average daily
      net assets...................      1.25%**       1.25%         1.25%**
    Net investment income (loss) to
      average daily net assets.....     (0.99)%**     (0.84)%       (0.84)%**
    Portfolio turnover rate........       103%          244%          101%
    Without the
      waiver/reimbursement of
      expenses by the Manager, the
      ratioof net expenses and net
      investment income (loss) to
      average net assets would have
      been:
        Expenses...................      4.26%**       7.61%         8.60%**
        Net investment loss........     (4.00)%**     (7.20)%       (8.19)%**

(a)  Fund commenced operations on August 14, 2001.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                        ENDED
                                      JUNE 30,     YEAR ENDED   PERIOD ENDED
                                        2003      DECEMBER 31,  DECEMBER 31,
                                     (UNAUDITED)      2002        2001(A)
                                     -----------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $ 7.02       $  9.84        $10.00
                                       ------       -------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)...     (0.03)        (0.05)        (0.02)+
    Net realized and unrealized
      gain (loss)..................      1.23         (2.77)        (0.14)
                                       ------       -------        ------
        Total from investment
          operations...............      1.20         (2.82)        (0.16)
                                       ------       -------        ------
NET ASSET VALUE, END OF PERIOD.....    $ 8.22       $  7.02        $ 9.84
                                       ======       =======        ======
TOTAL RETURN.......................     17.09%*      (28.66)%       (1.60)%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)......................    $4,912       $ 3,224        $3,046
    Net expenses to average daily
      net assets...................      1.20%**       1.20%         1.20%**
    Net investment income (loss) to
      average daily net assets.....     (0.78)%**     (0.74)%       (0.66)%**
    Portfolio turnover rate........        31%           69%           17%
    Without the
      waiver/reimbursement of
      expenses by the Manager, the
      ratio of net expenses and net
      investment income (loss) to
      average net assets would have
      been:
        Expenses...................      5.18%**       6.47%         6.87%**
        Net investment loss........     (4.77)%**     (6.01)%       (6.33)%**

(a)  Fund commenced operations on August 14, 2001.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

EQUITY GROWTH FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    SIX MONTHS
                                                       ENDED
                                                     JUNE 30,         YEAR ENDED DECEMBER 31,       PERIOD ENDED
                                                       2003        -----------------------------    DECEMBER 31,
                                                    (UNAUDITED)     2002       2001       2000        1999(A)
                                                    -----------    -------    -------    -------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  6.05      $  8.62    $ 10.20    $ 12.07       $10.00
                                                      -------      -------    -------    -------       ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)..................      (0.00)(b)    (0.02)     (0.04)     (0.06)+      (0.01)
    Net realized and unrealized gain (loss).......       0.61        (2.55)     (1.53)     (1.36)        2.08
                                                      -------      -------    -------    -------       ------
        Total from investment operations..........       0.61        (2.57)     (1.57)     (1.42)        2.07
                                                      -------      -------    -------    -------       ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net realized capital gains...............         --           --      (0.01)     (0.45)          --
                                                      -------      -------    -------    -------       ------
        Total distributions.......................         --           --      (0.01)     (0.45)          --
                                                      -------      -------    -------    -------       ------
NET ASSET VALUE, END OF PERIOD....................    $  6.66      $  6.05    $  8.62    $ 10.20       $12.07
                                                      =======      =======    =======    =======       ======
TOTAL RETURN......................................      10.08%*     (29.81)%   (15.44)%   (11.82)%      20.70%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's).............    $13,103      $ 5,740    $ 7,555    $ 7,646       $6,564
    Net expenses to average daily net assets......       1.25%**      1.25%      1.25%      1.25%        1.25%**
    Net investment income (loss) to average daily
      net assets..................................      (0.01)%**    (0.25)%    (0.45)%    (0.50)%      (0.36)%**
    Portfolio turnover rate.......................         82%         189%       103%        87%          26%
    Without the waiver/reimbursement of expenses
      by the Manager, the ratio of net expenses
      and net investment income (loss) to average
      net assets would have been:
        Expenses..................................       3.68%**      4.09%      3.90%      3.68%        4.54%**
        Net investment loss.......................      (2.44)%**    (3.09)%    (3.10)%    (2.93)%      (3.65)%**

(a)  Fund commenced operations on October 1, 1999.
(b)  Net investment loss was less than $0.01 per share.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding during the period.

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                        ENDED
                                      JUNE 30,     YEAR ENDED   PERIOD ENDED
                                        2003      DECEMBER 31,  DECEMBER 31,
                                     (UNAUDITED)      2002        2001(A)
                                     -----------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $ 8.10       $ 10.04        $10.00
                                       ------       -------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)...      0.01          0.01          0.01+
    Net realized and unrealized
      gain (loss)..................      0.97         (1.94)         0.04
                                       ------       -------        ------
        Total from investment
          operations...............      0.98         (1.93)         0.05
                                       ------       -------        ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income.....        --         (0.01)        (0.01)
                                       ------       -------        ------
        Total distributions........        --         (0.01)        (0.01)
                                       ------       -------        ------
NET ASSET VALUE, END OF PERIOD.....    $ 9.08       $  8.10        $10.04
                                       ======       =======        ======
TOTAL RETURN.......................     12.10%*      (19.25)%        0.47%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)......................    $7,217       $ 5,537        $3,261
    Net expenses to average daily
      net assets...................      1.20%**       1.20%         1.20%**
    Net investment income (loss) to
      average daily net assets.....      0.20%**       0.13%         0.14%**
    Portfolio turnover rate........        39%          126%           45%
    Without the
      waiver/reimbursement of
      expenses by the Manager, the
      ratio of net expenses and net
      investment income (loss) to
      average net assets would have
      been:
        Expenses...................      4.15%**       5.07%         7.19%**
        Net investment loss........     (2.75)%**     (3.74)%       (5.85)%**

(a)  Fund commenced operations on August 14, 2001.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding during the period.

   The accompanying notes are an integral part of these financial statements.

MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                        ENDED
                                      JUNE 30,     YEAR ENDED   PERIOD ENDED
                                        2003      DECEMBER 31,  DECEMBER 31,
                                     (UNAUDITED)      2002        2001(A)
                                     -----------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $  9.85      $ 10.67        $10.00
                                       -------      -------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)...       0.01         0.02          0.04+
    Net realized and unrealized
      gain (loss)..................       1.46        (0.82)         0.67
                                       -------      -------        ------
        Total from investment
          operations...............       1.47        (0.80)         0.71
                                       -------      -------        ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income.....         --        (0.02)        (0.04)
                                       -------      -------        ------
        Total distributions........         --        (0.02)        (0.04)
                                       -------      -------        ------
NET ASSET VALUE, END OF PERIOD.....    $ 11.32      $  9.85        $10.67
                                       =======      =======        ======
TOTAL RETURN.......................      14.92%*      (7.49)%        7.07%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)......................    $16,741      $10,630        $2,807
    Net expenses to average daily
      net assets...................       1.15%**      1.15%         1.15%**
    Net investment income (loss) to
      average daily net assets.....       0.27%**      0.36%         1.01%**
    Portfolio turnover rate........         49%          70%           33%
    Without the
      waiver/reimbursement of
      expenses by the Manager, the
      ratio of net expenses and net
      investment income (loss) to
      average net assets would have
      been:
        Expenses...................       2.43%**      3.78%         7.18%**
        Net investment loss........      (1.01)%**     (2.27)%      (5.02)%**

(a)  Fund commenced operations on August 14, 2001.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding during the period.

   The accompanying notes are an integral part of these financial statements.

CAPITAL GROWTH FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS
                              ENDED
                            JUNE 30,       YEAR ENDED DECEMBER 31,      PERIOD ENDED
                              2003      ------------------------------  DECEMBER 31,
                           (UNAUDITED)    2002       2001       2000      1999(A)
                           -----------  ---------  ---------  --------  ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....    $ 6.91      $  9.13    $ 10.66    $12.07      $10.00
                             ------      -------    -------    ------      ------
INCOME FROM INVESTMENT
  OPERATIONS:
    Net investment income
      (loss).............      0.01         0.00(b)    (0.00)(b)   (0.01)     (0.00)(b)
    Net realized and
      unrealized gain
      (loss).............      0.67        (2.22)     (1.53)    (1.00)       2.08
                             ------      -------    -------    ------      ------
        Total from
          investment
          operations.....      0.68        (2.22)     (1.53)    (1.01)       2.08
                             ------      -------    -------    ------      ------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income.............        --        (0.00)(d)       --      --          --
    From net realized
      capital gains......        --           --      (0.00)(c)   (0.40)     (0.01)
                             ------      -------    -------    ------      ------
        Total
         distributions...        --        (0.00)     (0.00)    (0.40)      (0.01)
                             ------      -------    -------    ------      ------
NET ASSET VALUE, END OF
  PERIOD.................    $ 7.59      $  6.91    $  9.13    $10.66      $12.07
                             ======      =======    =======    ======      ======
TOTAL RETURN.............      9.84%*     (24.37)%   (14.26)%   (8.44)%     20.80%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      period (000's).....    $9,933      $ 8,270    $ 8,649    $8,458      $6,384
    Net expenses to
      average daily net
      assets.............      1.15%**      1.15%      1.15%     1.15%       1.15%**
    Net investment income
      (loss) to average
      daily net assets...      0.22%**      0.07%     (0.03)%   (0.11)%     (0.05)%**
    Portfolio turnover
      rate...............        12%          23%        10%       35%         13%
    Without the
     waiver/reimbursement
      of expenses by the
      Manager, the ratio
      of net expenses and
      net investment
      income (loss) to
      average net assets
      would have been:
        Expenses.........      3.08%**      3.14%      3.19%     3.50%       4.38%**
        Net investment
          loss...........     (1.72)%**    (1.92)%    (2.07)%   (2.46)%     (3.28)%**

(a)  Fund commenced operations on October 1, 1999.
(b)  Net investment income (loss) was less than $0.01 per share.
(c) Distributions from net realized capital gains were less than $0.01 per share.
(d)  Distributions from net investment income were less than $0.01 per share.
  *  Not annualized.
 **  Annualized.

   The accompanying notes are an integral part of these financial statements.

BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                        ENDED
                                      JUNE 30,     YEAR ENDED   PERIOD ENDED
                                        2003      DECEMBER 31,  DECEMBER 31,
                                     (UNAUDITED)      2002        2001(A)
                                     -----------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $ 7.10       $  9.62        $10.00
                                       ------       -------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)...      0.00(b)      (0.00)(b)     (0.01)+
    Net realized and unrealized
      gain (loss)..................      0.76         (2.52)        (0.37)
                                       ------       -------        ------
        Total from investment
          operations...............      0.76         (2.52)        (0.38)
                                       ------       -------        ------
NET ASSET VALUE, END OF PERIOD.....    $ 7.86       $  7.10        $ 9.62
                                       ======       =======        ======
TOTAL RETURN.......................     10.70%*      (26.20)%       (3.80)%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)......................    $6,814       $ 4,531        $2,617
    Net expenses to average daily
      net assets...................      1.20%**       1.20%         1.20%**
    Net investment income (loss) to
      average daily net assets.....      0.03%**      (0.06)%       (0.24)%**
    Portfolio turnover rate........         9%           63%           14%
    Without the
      waiver/reimbursement of
      expenses by the Manager, the
      ratioof net expenses and net
      investment income (loss) to
      average net assets would have
      been:
        Expenses...................      4.20%**       5.89%         7.69%**
        Net investment loss........     (2.97)%**     (4.75)%       (6.73)%**

(a)  Fund commenced operations on August 14, 2001.
(b)  Net investment income (loss) was less than $0.01 per share.
  *  Not Annualized.
 **  Annualized.
  +  Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                               ENDED
                                             JUNE 30,             YEAR ENDED DECEMBER 31,            PERIOD ENDED
                                               2003        --------------------------------------    DECEMBER 31,
                                            (UNAUDITED)       2002          2001          2000         1999(A)
                                            -----------    ----------    ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD....      $  8.25       $ 10.60       $ 11.45        $10.74         $10.00
                                              -------       -------       -------        ------         ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)........         0.05          0.07          0.06          0.09           0.02
    Net realized and unrealized gain
      (loss)............................         1.09         (2.42)        (0.60)         1.56           0.74
                                              -------       -------       -------        ------         ------
        Total from investment
          operations....................         1.14         (2.35)        (0.54)         1.65           0.76
                                              -------       -------       -------        ------         ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income..........           --            --         (0.06)        (0.08)         (0.02)
    From net realized capital gains.....           --            --         (0.25)        (0.86)            --
                                              -------       -------       -------        ------         ------
        Total distributions.............           --            --         (0.31)        (0.94)         (0.02)
                                              -------       -------       -------        ------         ------
NET ASSET VALUE, END OF PERIOD..........      $  9.39       $  8.25       $ 10.60        $11.45         $10.74
                                              =======       =======       =======        ======         ======
TOTAL RETURN............................        13.82%*      (22.17)%       (4.88)%       15.35%          7.56%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...      $13,951       $11,326       $10,276        $8,516         $5,566
    Net expenses to average daily net
      assets............................         1.10%**       1.10%         1.10%         1.10%          1.10%**
    Net investment income (loss) to
      average daily net assets..........         1.29%**       0.89%         0.54%         0.79%          0.64%**
    Portfolio turnover rate.............           25%           42%           44%           74%            18%
    Without the waiver/reimbursement of
      expenses by the Manager, the ratio
      of net expenses and net investment
      income (loss) to average net
      assets would have been:
        Expenses........................         2.53%**       2.67%         2.90%         3.69%          4.56%**
        Net investment loss.............        (0.14)%**     (0.68)%       (1.26)%       (1.80)%        (2.82)%**

(a)  Fund commenced operations on October 1, 1999.
  *  Not Annualized.
 **  Annualized.

   The accompanying notes are an integral part of these financial statements.

BASIC VALUE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                        ENDED
                                      JUNE 30,     YEAR ENDED   PERIOD ENDED
                                        2003      DECEMBER 31,  DECEMBER 31,
                                     (UNAUDITED)      2002        2001(A)
                                     -----------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $  7.54      $  9.63        $10.00
                                       -------      -------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment gain (loss).....      (0.01)       (0.00)(b)      0.00(b)+
    Net realized and unrealized
      gain (loss)..................       1.01        (2.09)        (0.37)
                                       -------      -------        ------
        Total from investment
          operations...............       1.00        (2.09)        (0.37)
                                       -------      -------        ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income.....         --           --         (0.00)(c)
                                       -------      -------        ------
        Total distributions........         --           --         (0.00)
                                       -------      -------        ------
NET ASSET VALUE, END OF PERIOD.....    $  8.54      $  7.54        $ 9.63
                                       =======      =======        ======
TOTAL RETURN.......................      13.26%*     (21.70)%       (3.69)%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)......................    $13,079      $ 7,831        $2,842
    Net expenses to average daily
      net assets...................       1.20%**      1.20%         1.20%**
    Net investment income (loss) to
      average daily net assets.....      (0.20)%**     (0.00)%       0.03%**
    Portfolio turnover rate........         12%          29%           11%
    Without the
      waiver/reimbursement of
      expenses by the Manager, the
      ratio of net expenses and net
      investment income (loss) to
      average net assets would have
      been:
        Expenses...................       2.98%**      4.48%         7.40%**
        Net investment loss........      (1.98)%**     (3.28)%      (6.17)%**

(a)  Fund commenced operations on August 14, 2001.
(b)  Net investment income (loss) was less than $0.01 per share.
(c)  Distributions from net investment income were less than $0.01 per share.
  *  Not Annualized.
 **  Annualized.
  +  Calculated using average shares outstanding during the period.

   The accompanying notes are an integral part of these financial statements.

BALANCED FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS
                              ENDED
                            JUNE 30,     YEAR ENDED DECEMBER 31,    PERIOD ENDED
                              2003      --------------------------  DECEMBER 31,
                           (UNAUDITED)    2002    2001(A)    2000     1999(B)
                           -----------  --------  --------  ------  ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....    $  8.02    $  9.95   $ 10.45   $10.28     $10.00
                             -------    -------   -------   ------     ------
INCOME FROM INVESTMENT
  OPERATIONS:
    Net investment income
      (loss).............       0.06       0.14      0.20     0.31+      0.06
    Net realized and
      unrealized gain
      (loss).............       1.12      (1.96)     0.04     0.60       0.28
                             -------    -------   -------   ------     ------
        Total from
          investment
          operations.....       1.18      (1.82)     0.24     0.91       0.34
                             -------    -------   -------   ------     ------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income.............         --      (0.07)    (0.20)   (0.32)     (0.06)
    From net realized
      capital gains......         --      (0.04)    (0.54)   (0.42)     (0.00)(c)
                             -------    -------   -------   ------     ------
        Total
         distributions...         --      (0.11)    (0.74)   (0.74)     (0.06)
                             -------    -------   -------   ------     ------
NET ASSET VALUE, END OF
  PERIOD.................    $  9.20    $  8.02   $  9.95   $10.45     $10.28
                             =======    =======   =======   ======     ======
TOTAL RETURN.............      14.71%*   (18.30)%    2.24%    8.88%      3.40%*
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's)................    $19,363    $14,136   $10,640   $7,789     $5,248
    Net expenses to
      average daily net
      assets.............       1.10%**    1.10%     1.10%    1.10%      1.10%**
    Net investment income
      (loss) to average
      daily net assets...       1.37%**    2.00%     2.01%    3.01%      2.31%**
    Portfolio turnover
      rate...............         70%        90%      118%     101%        35%
    Without the
     waiver/reimbursement
      of expenses by the
      Manager, the ratio
      of net expenses and
      net investment
      income (loss) to
      average net assets
      would have been:
        Expenses.........       2.20%**    2.53%     2.95%    3.87%      4.60%**
        Net investment
          income
          (loss).........       0.27%**    0.57%     0.17%    0.24%     (1.19)%**

(a) The fund has adopted the provisions of the AICPA Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease less than $0.01 in net investment income per share, an increase less than $0.01 in net realized and unrealized gains and losses per share, and a decrease in the ratio of net investment income from 2.02% to 2.01%. The periods prior to January 1, 2001 have not been restated to reflect the change in presentation.
(b)  Fund commenced operations on October 1, 1999.
(c) Distributions from net realized capital gains were less than $0.01 per share.
  *  Not Annualized.
 **  Annualized.
  +  Calculated using average share outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

LSA Variable Series Trust (the "Trust") was formed as a Delaware statutory trust on March 2, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently consists of eleven portfolios: the Emerging Growth Equity Fund, the Aggressive Growth Fund, the Capital Appreciation Fund, the Equity Growth Fund (formerly the Focused Equity Fund), the Diversified Mid-Cap Fund, the Mid Cap Value Fund, the Capital Growth Fund (formerly the Growth Equity Fund), the Blue Chip Fund, the Value Equity Fund, the Basic Value Fund, and the Balanced Fund (each referred to as a "Fund" and together as the "Funds"). The Aggressive Growth Fund, the Capital Appreciation Fund, the Diversified Mid-Cap Fund, the Mid Cap Value Fund, the Blue Chip Fund, and the Basic Value Fund commenced operations on August 14, 2001. The remainder of the Funds commenced operations on October 1, 1999. Shares of the Funds are sold exclusively to insurance company separate accounts as a funding vehicle for variable life and/or variable annuity contracts.

The Emerging Growth Equity Fund seeks to provide capital appreciation by investing primarily in rapidly growing emerging companies. The Aggressive Growth Fund seeks to provide long-term capital growth by investing primarily in equity securities of small and mid-sized growth companies. The Capital Appreciation Fund seeks to provide long-term capital growth by investing primarily in equity securities listed on national exchanges or NASDAQ. The Equity Growth Fund seeks long-term capital appreciation by investing primarily in growth oriented equity securities of large capitalization companies. The Diversified Mid-Cap Fund seeks to provide long-term growth of capital by investing in securities of companies with medium market capitalizations. The Mid Cap Value Fund seeks to provide long-term capital growth by investing primarily in equity securities of medium-capitalization companies. The Capital Growth Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities. The Blue Chip Fund seeks to provide long-term capital growth by investing primarily in equity securities of blue chip companies. Current income is a secondary objective of the Blue Chip Fund. The Value Equity Fund seeks to provide long-term growth of capital by investing primarily in common stocks of established U.S. companies. Current income is a secondary objective of the Value Equity Fund. The Basic Value Fund seeks to provide long-term growth of capital by investing primarily in common stocks which the Adviser believes to be undervalued in relation to long-term earnings power or other factors. The Balanced Fund seeks to provide a combination of growth of capital and investment income by investing in a mix of debt and equity securities. Growth of capital is the Balanced Fund's primary objective.

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (hereafter referred to as "generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

PORTFOLIO VALUATION
Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign). Equity securities reported on NASDAQ are valued at the NASDAQ official closing price. If no sale took place on such day, then such securities are valued at the mean between the bid and asked prices. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term debt securities with less than 61 days to maturity are valued at amortized cost, which approximates market value. Exchange traded options are valued at the last sales price; if no sales took place on such day, then options are valued at the mean between the bid and asked prices. Unlisted securities and securities for which market quotations are not readily available are valued in good faith at fair value by, or under guidelines established by, the Funds' Board of Trustees.

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FOREIGN CURRENCY TRANSLATION
The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent actually received or paid. For the six months ended June 30, 2003, the Funds did not enter into any foreign security transactions.

FUTURES
The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds held no open futures contracts as of June 30, 2003.

OPTIONS
Each Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds received or offset against the amounts paid on the transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
(put) by the counterparty and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The Funds held no open written option contracts as of June 30, 2003.

Each Fund may also purchase put and call options. A Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid from purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Dividend income is recorded on the ex-dividend date. Expenses of the Trust that can be directly attributed to an individual Fund are charged to that Fund. Expenses

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

which are not directly attributed to a specific fund are allocated taking into consideration the nature and type of expense and the relative net assets of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Each Fund intends to distribute substantially all of its income and capital gains each year. All dividend and capital gain distributions will automatically be reinvested in additional shares of the Funds. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES
Each Fund has qualified and intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). As such, and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing and other requirements of the Code. Therefore, no provision for federal income or excise tax is necessary.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. Distributions in excess of tax basis earnings and profits attributable to permanent differences, if any, are reported in the Funds' financial statements as a return of capital. Differences in the recognition of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

LSA Asset Management LLC (the "Manager") serves as investment manager to the Funds pursuant to an Investment Management Agreement with the Trust. LSA Asset Management LLC is a wholly owned subsidiary of Allstate Life Insurance Company, which is wholly owned by Allstate Insurance Company, a wholly owned subsidiary of The Allstate Corporation. The Manager is entitled to receive from each Fund a management fee, payable monthly, at an annual rate as a percentage of average daily net assets of each Fund as set forth in the table below.

                       FUND                         MANAGEMENT FEES
--------------------------------------------------  ---------------
Emerging Growth Equity Fund.......................          1.05%
Aggressive Growth Fund............................          0.95%
Capital Appreciation Fund.........................          0.90%
Equity Growth Fund................................          0.95%
Diversified Mid-Cap Fund..........................          0.90%
Mid Cap Value Fund................................          0.85%
Capital Growth Fund...............................          0.85%
Blue Chip Fund....................................          0.90%
Value Equity Fund.................................          0.80%
Basic Value Fund..................................          0.90%
Balanced Fund.....................................          0.80%

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Manager has entered into an advisory agreement for each Fund pursuant to which the Manager has appointed an Adviser to carry out the day-to-day investment and reinvestment of the assets of the relevant Fund. The fees of the Advisers are paid by the Manager. The following table lists the Adviser of each Fund.

             FUND                               ADVISER
------------------------------  ----------------------------------------
Emerging Growth Equity Fund...  RS Investment Management, L.P.
Aggressive Growth Fund........  Van Kampen Asset Management Inc.
Capital Appreciation Fund.....  Janus Capital Management LLC
Equity Growth Fund............  Van Kampen
Diversified Mid-Cap Fund......  Fidelity Management & Research Company
Mid Cap Value Fund............  Van Kampen Asset Management Inc.
Capital Growth Fund...........  Goldman Sachs Asset Management, L.P.
Blue Chip Fund................  A I M Capital Management, Inc.
Value Equity Fund.............  Salomon Brothers Asset Management Inc
Basic Value Fund..............  A I M Capital Management, Inc.
Balanced Fund.................  OpCap Advisors

The Manager has currently agreed to reduce its fees or reimburse the Funds for expenses above certain limits. Currently this limit is set so that no Fund will incur expenses (not including interest, taxes, or brokerage commissions) that annually exceed the amount of its management fee plus .30% of its average daily net assets. Commencing May 1, 2002 and continuing for three years thereafter, under certain circumstances the Manager may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of reimbursement is presented net of accrued management fees as a receivable from the Manager in the Statements of Assets and Liabilities. The Manager is contractually obligated to continue this arrangement through at least April 30, 2004.

The Funds have entered into an agreement with Fidelity Capital (the "broker") whereby the broker will rebate a portion of the brokerage commissions. Amounts earned by the Funds under such agreement are presented as a reduction expense in the statement of operations. For the six months ended June 30, 2003, reduction of expenses under this agreement were as follows:

                       FUND                         COMMISSION RECAPTURE
--------------------------------------------------  --------------------
Emerging Growth Equity Fund.......................         $   --
Aggressive Growth Fund............................          1,615
Capital Appreciation Fund.........................             45
Equity Growth Fund................................          1,765
Diversified Mid-Cap Fund..........................            152
Mid Cap Value Fund................................          3,712
Capital Growth Fund...............................            888
Blue Chip Fund....................................            230
Value Equity Fund.................................             --
Basic Value Fund..................................          1,540
Balanced Fund.....................................          4,536

The Funds pay no salaries or compensation to any officer or Trustee affiliated with the Manager or Investors Bank & Trust Company (the "Administrator"). The compensation of unaffiliated Trustees is borne by the Funds.

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

At June 30, 2003, separate accounts of Allstate Life Insurance Company and its subsidiaries owned 100% of the outstanding shares of the Funds.

3. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2003, were as follows:

                                             U.S.
                                          GOVERNMENT    OTHER LONG-
                                          SECURITIES  TERM SECURITIES
                                          ----------  ---------------
Purchases
    Emerging Growth Equity Fund.........  $      --     $ 5,177,830
    Aggressive Growth Fund..............         --       9,172,542
    Capital Appreciation Fund...........         --       1,926,280
    Equity Growth Fund..................         --       7,239,780
    Diversified Mid-Cap Fund............         --       3,194,032
    Mid Cap Value Fund..................         --      10,283,202
    Capital Growth Fund.................         --       1,780,451
    Blue Chip Fund......................         --       2,297,397
    Value Equity Fund...................         --       3,125,937
    Basic Value Fund....................         --       4,201,655
    Balanced Fund.......................  3,117,966       9,202,881

                                             U.S.
                                          GOVERNMENT    OTHER LONG-
                                          SECURITIES  TERM SECURITIES
                                          ----------  ---------------
Sales
    Emerging Growth Equity Fund.........  $      --     $4,011,533
    Aggressive Growth Fund..............         --      5,801,083
    Capital Appreciation Fund...........         --      1,089,898
    Equity Growth Fund..................         --      6,008,185
    Diversified Mid-Cap Fund............         --      2,286,592
    Mid Cap Value Fund..................         --      6,085,546
    Capital Growth Fund.................         --      1,045,948
    Blue Chip Fund......................         --        481,594
    Value Equity Fund...................         --      2,754,453
    Basic Value Fund....................         --      1,079,361
    Balanced Fund.......................  2,462,454      8,042,300

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. PURCHASES AND SALES OF SECURITIES (CONTINUED)

The following table denotes cost and gross unrealized appreciation/depreciation for Federal income tax purposes at June 30, 2003:

                                                                              NET
                                  FEDERAL     TAX BASIS     TAX BASIS      UNREALIZED
                                INCOME TAX    UNREALIZED    UNREALIZED    APPRECIATION
                                   COST      APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                -----------  ------------  ------------  --------------
Emerging Growth Equity Fund...  $ 5,844,137   $1,053,849   $  (142,563)   $   911,286
Aggressive Growth Fund........    7,035,957    1,304,041       (32,780)     1,271,261
Capital Appreciation Fund.....    3,804,121      561,149       (65,392)       495,757
Equity Growth Fund............   12,040,268      688,201      (116,594)       571,607
Diversified Mid-Cap Fund......    6,945,325      546,979      (342,914)       204,065
Mid Cap Value Fund............   14,655,664    1,903,995      (193,615)     1,710,380
Capital Growth Fund...........   10,938,405      397,205    (1,508,717)    (1,111,512)
Blue Chip Fund................    6,580,993      363,462      (274,592)        88,870
Value Equity Fund.............   12,799,643    1,100,720      (970,988)       129,732
Basic Value Fund..............   11,475,859    1,052,042      (347,461)       704,581
Balanced Fund.................   16,071,430    2,136,077      (494,837)     1,641,240

4. SHARES OF BENEFICIAL INTEREST

At June 30, 2003 an unlimited number of shares of beneficial interest without par value were authorized. Changes in shares of beneficial interest were as follows:

                                   EMERGING GROWTH EQUITY FUND          AGGRESSIVE GROWTH FUND
                                ---------------------------------  ---------------------------------
                                SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                 JUNE 30, 2003     DECEMBER 31,     JUNE 30, 2003     DECEMBER 31,
                                  (UNAUDITED)          2002          (UNAUDITED)          2002
                                ----------------  ---------------  ----------------  ---------------
Shares sold...................         453,810          276,340           572,874        1,058,296
Shares repurchased............        (220,794)        (176,896)          (66,954)        (673,597)
Distributions reinvested......              --               --                --               --
                                 -------------     ------------     -------------     ------------
Net increase..................         233,016           99,444           505,920          384,699
Fund shares:
    Beginning of period.......       1,011,513          912,069           655,142          270,443
                                 -------------     ------------     -------------     ------------
    End of period.............       1,244,529        1,011,513         1,161,062          655,142
                                 =============     ============     =============     ============

                                    CAPITAL APPRECIATION FUND             EQUITY GROWTH FUND
                                ---------------------------------  ---------------------------------
                                SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                 JUNE 30, 2003     DECEMBER 31,     JUNE 30, 2003     DECEMBER 31,
                                  (UNAUDITED)          2002          (UNAUDITED)          2002
                                ----------------  ---------------  ----------------  ---------------
Shares sold...................         228,818          163,669         1,130,274*         232,887
Shares repurchased............         (90,487)         (14,223)         (109,719)        (160,834)
Distributions reinvested......              --               --                --               --
                                  ------------      -----------     -------------     ------------
Net increase..................         138,331          149,446         1,020,555           72,053
Fund shares:
    Beginning of period.......         459,027          309,581           948,147          876,094
                                  ------------      -----------     -------------     ------------
    End of period.............         597,358          459,027         1,968,702          948,147
                                  ============      ===========     =============     ============

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                    DIVERSIFIED MID-CAP FUND              MID CAP VALUE FUND
                                ---------------------------------  ---------------------------------
                                SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                 JUNE 30, 2003     DECEMBER 31,     JUNE 30, 2003     DECEMBER 31,
                                  (UNAUDITED)          2002          (UNAUDITED)          2002
                                ----------------  ---------------  ----------------  ---------------
Shares sold...................         164,619          413,341           448,946          937,349
Shares repurchased............         (53,267)         (55,115)          (49,364)        (123,667)
Distributions reinvested......              --              638                --            2,241
                                  ------------      -----------     -------------     ------------
Net increase..................         111,352          358,864           399,582          815,923
Fund shares:
    Beginning of period.......         683,616          324,752         1,079,054          263,131
                                  ------------      -----------     -------------     ------------
    End of period.............         794,968          683,616         1,478,636        1,079,054
                                  ============      ===========     =============     ============

                                       CAPITAL GROWTH FUND                  BLUE CHIP FUND
                                ---------------------------------  ---------------------------------
                                SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                 JUNE 30, 2003     DECEMBER 31,     JUNE 30, 2003     DECEMBER 31,
                                  (UNAUDITED)          2002          (UNAUDITED)          2002
                                ----------------  ---------------  ----------------  ---------------
Shares sold...................         218,845          446,796           262,869          386,487
Shares repurchased............        (107,886)        (196,839)          (34,487)         (19,867)
Distributions reinvested......              --              445                --               --
                                 -------------     ------------      ------------      -----------
Net increase..................         110,959          250,402           228,382          366,620
Fund shares:
    Beginning of period.......       1,197,434          947,032           638,495          271,875
                                 -------------     ------------      ------------      -----------
    End of period.............       1,308,393        1,197,434           866,877          638,495
                                 =============     ============      ============      ===========

                                        VALUE EQUITY FUND                  BASIC VALUE FUND
                                ---------------------------------  ---------------------------------
                                SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                 JUNE 30, 2003     DECEMBER 31,     JUNE 30, 2003     DECEMBER 31,
                                  (UNAUDITED)          2002          (UNAUDITED)          2002
                                ----------------  ---------------  ----------------  ---------------
Shares sold...................         261,191          501,971           571,927          855,998
Shares repurchased............        (148,055)         (99,457)          (78,305)        (112,539)
Distributions reinvested......              --               --                --               --
                                 -------------     ------------     -------------     ------------
Net increase..................         113,136          402,514           493,622          743,459
Fund shares:
    Beginning of period.......       1,372,311          969,797         1,038,518          295,059
                                 -------------     ------------     -------------     ------------
    End of period.............       1,485,447        1,372,311         1,532,140        1,038,518
                                 =============     ============     =============     ============

                                                    BALANCED FUND
                                          ---------------------------------
                                          SIX MONTHS ENDED    YEAR ENDED
                                           JUNE 30, 2003     DECEMBER 31,
                                            (UNAUDITED)          2002
                                          ----------------  ---------------
Shares sold.............................         491,056          866,596
Shares repurchased......................        (147,905)        (197,699)
Distributions reinvested................              --           24,018
                                           -------------     ------------
Net increase............................         343,151          692,915
Fund shares:
    Beginning of period.................       1,762,318        1,069,403
                                           -------------     ------------
    End of period.......................       2,105,469        1,762,318
                                           =============     ============

---------------------

  * See Note 6 for details on shares sold in conjunction with the fund reorganization.

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5. SHAREHOLDER VOTE

A special meeting of the shareholders of the Disciplined Equity Fund was held on March 20, 2003. Shareholders voted to approve an agreement and plan of reorganization providing for the transfer of all assets and liabilities of the Disciplined Equity Fund in exchange for shares of the Equity Growth Fund, and the shares so received were distributed to shareholders of the Disciplined Equity Fund.

Votes were cast as follows:

For...............................................   93.406%
Against...........................................    1.169%
Abstentions.......................................    5.378%
Broker Non-Votes..................................    0.047%
                                                    -------
Total.............................................  100.000%
                                                    =======

6. REORGANIZATION

Effective May 1, 2003, the Disciplined Equity Fund transferred all of its assets and liabilities to the Equity Growth Fund in a taxable reorganization in exchange for shares of the Equity Growth Fund, pursuant to an agreement and plan of reorganization approved by the shareholders of the Disciplined Equity Fund on March 20, 2003. The Manager paid the costs associated with the reorganization. The shareholders of the Disciplined Equity Fund received 793,734 shares ($6.36 per share) of the Equity Growth Fund, which had a value of $5,048,150, in exchange for the net assets of the Disciplined Equity Fund ($6.68 per share). Disciplined Equity Fund shareholders received 1.050 Equity Growth Fund shares for every 1.000 shares owned of the Disciplined Equity Fund. The Disciplined Equity Fund was subsequently liquidated.

--------------------------------------------------------------------------------

ITEM 2 (CODE OF ETHICS):  Not applicable to this filing.

ITEM 3 (AUDIT COMMITTEE FINANCIAL EXPERT):  Not applicable to this filing.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES):  Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10 (EXHIBITS):

         (a)(1) Code of Ethics Described in Item 2: Not applicable to this filing.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, LSA Variable Series Trust (the "Registrant") has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  LSA Variable Series Trust

                  By:    /s/ John R. Hunter
                     -------------------------------------
                     John R. Hunter,  President

                  Date   August 25, 2003
                      ------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


                  By:    /s/ John R. Hunter
                     -------------------------------------
                         John R. Hunter,  President

                  Date   August 25, 2003
                      ------------------------------

                  By:    /s/ Todd P. Halstead
                     ----------------------------------------
                      Todd P. Halstead, Treasurer

                  Date   August 25, 2003
                      ------------------------------